UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:       811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:   2020 Calamos Court, Naperville
                                          Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:    James S. Hamman, Jr., Secretary,
                                          Calamos Advisors, LLC,
                                          2020 Calamos Court,
                                          Naperville, Illinois
                                          60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  March 31, 2006

DATE OF REPORTING PERIOD: June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS JUNE 30, 2005
                  (UNAUDITED)

                                   GROWTH FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

      NUMBER OF
       SHARES                                                              VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (99.7%)

                          CONSUMER DISCRETIONARY (28.7%)
      12,400,000          Amazon.com, Inc.#^                   $     410,192,000
       4,600,000          American Eagle Outfitters, Inc.^           140,990,000
       1,650,000          bebe stores, inc.^                          43,675,500
       1,750,000          Black & Decker Corp.                       157,237,500
       1,200,000          Boyd Gaming Corp.^                          61,356,000
       3,800,000          Carnival Corp.^                            207,290,000
         200,000          Centex Corp.^                               14,134,000
       1,300,000          Cheesecake Factory, Inc.#^                  45,149,000
       2,700,000          Chico's FAS, Inc.#^                         92,556,000
      11,300,000          eBay, Inc.#^                               373,013,000
       1,100,000          Federated Department Stores, Inc.^          80,608,000
       1,300,000          Garmin, Ltd.^                               55,575,000
       2,100,000          Harrah's Entertainment, Inc.^              151,347,000
       4,950,000          Hilton Hotels Corp.^                       118,057,500
       6,600,000          Home Depot, Inc.^                          256,740,000
         600,000          ITT Educational Services, Inc.#^            32,052,000
         900,000          Jarden Corp.#^                              48,528,000
       1,800,000          KB Home^                                   137,214,000
       3,200,000          Marriott International, Inc.^              218,304,000
         900,000          Marvel Enterprises, Inc.#^                  17,748,000
       1,400,000          Men's Wearhouse, Inc.#^                     48,202,000
       1,200,000          Nordstrom, Inc.^                            81,564,000
         450,000          Overstock.com, Inc.#^                       16,020,000
         750,000          P.F. Chang's China Bistro, Inc.#^           44,235,000
         510,000          Pacific Sunwear of California, Inc.#^       11,724,900
         800,000          Panera Bread Company#^                      49,668,000
       1,500,000          Penn National Gaming, Inc.#^                54,750,000
         700,000          Polaris Industries, Inc.^                   37,800,000
       1,200,000          Polo Ralph Lauren Corp.                     51,732,000
       1,000,000          Pulte Homes, Inc.^                          84,250,000
       2,700,000          Quicksilver, Inc.#^                         43,146,000
         600,000          R.H. Donnelley Corp.#^                      37,188,000
       1,800,000          Reader's Digest Association, Inc.^          29,700,000
       1,500,000          Ryland Group, Inc.                         113,805,000
       1,000,000          Scientific Games Corp.#^                    26,930,000
      12,000,000          Sirius Satellite Radio, Inc.#^              77,760,000
       1,500,000          Sonic Corp.#                                45,795,000
         900,000          Station Casinos, Inc.^                      59,760,000
       1,200,000          Tempur-Pedic International, Inc.#^          26,616,000
       1,600,000          Toll Brothers, Inc.#^                      162,480,000
       1,400,000          Urban Outfitters, Inc.#^                    79,366,000
       8,750,000          Walt Disney Company^                       220,325,000
       1,500,000          Weight Watchers International, Inc.#^       77,415,000
       1,700,000          Wendy's International, Inc.^                81,005,000
       1,200,000          Winnebago Industries, Inc.^                 39,300,000
       4,565,000          XM Satellite Radio, Inc.#^                 153,657,900
                                                               -----------------
                                                                   4,415,961,300
                                                               -----------------

                          CONSUMER STAPLES (2.9%)
       3,000,000          Constellation Brands, Inc.#^                88,500,000
       5,700,000          Costco Wholesale Corp.^                    255,474,000
       2,600,000          CVS Corp.                                   75,582,000
         700,000          Spectrum Brands, Inc#^                      23,100,000
                                                               -----------------
                                                                     442,656,000
                                                               -----------------

                          ENERGY (6.7%)
         450,000          Amerada Hess Corp.^                         47,929,500

      NUMBER OF
       SHARES                                                              VALUE
--------------------------------------------------------------------------------
         675,000          Cabot Oil & Gas Corp.^               $      23,422,500
         600,000          Cal Dive International, Inc.#^              31,422,000
       1,500,000          Diamond Offshore Drilling, Inc.^            80,145,000
       2,400,000          Exxon Mobil Corp.                          137,928,000
         800,000          General Maritime Corp.^                     33,920,000
       1,150,000          Grant Prideco, Inc.#^                       30,417,500
         750,000          Holly Corp.                                 35,002,500
         700,000          Hydril Company#^                            38,045,000
       1,100,000          Nabors Industries Ltd.#^                    66,682,000
         800,000          Newfield Exploration Company#               31,912,000
       1,150,000          Occidental Petroleum Corp.^                 88,469,500
         400,000          Overseas Shipholding Group, Inc.^           23,860,000
       1,100,000          Patterson-UTI Energy, Inc.^                 30,613,000
       1,200,000          Range Resources Corp.                       32,280,000
         450,000          SEACOR Holdings Inc.#^                      28,935,000
       1,050,000          Tidewater Inc.^                             40,026,000
         800,000          Unit Corp.#                                 35,208,000
       1,600,000          Valero Energy Corp.^                       126,576,000
         900,000          Vintage Petroleum, Inc.                     27,423,000
       2,400,000          Williams Companies, Inc.^                   45,600,000
                                                               -----------------
                                                                   1,035,816,500
                                                               -----------------

                          FINANCIALS (4.4%)
         850,000          Alliance Capital Management Holding
                          L.P.                                        39,729,000
       1,300,000          Allstate Corp.                              77,675,000
         850,000          Assurant, Inc^                              30,685,000
         350,000          Chicago Mercantile Exchange
                          Holdings, Inc.^                            103,425,000
       2,000,000          CIT Group, Inc.                             85,940,000
         900,000          East West Bancorp, Inc.^                    30,231,000
         800,000          Franklin Resources, Inc.                    61,584,000
       2,200,000          Moody's Corp.^                              98,912,000
       1,400,000          Safeco Corp.                                76,076,000
       1,200,000          T Rowe Price Group, Inc.^                   75,120,000
                                                               -----------------
                                                                     679,377,000
                                                               -----------------

                          HEALTH CARE (20.4%)
       1,500,000          Affymetrix, Inc.#^                          80,895,000
       1,700,000          Alcon, Inc.^                               185,895,000
       1,400,000          American Medical Systems Holdings,
                          Inc.#^                                      28,910,000
         800,000          Amerigroup Corp.#^                          32,160,000
       1,500,000          Barr Pharmaceuticals, Inc.#^                73,110,000
         450,000          Biosite, Inc.#^                             24,745,500
       2,000,000          C. R. Bard, Inc.                           133,020,000
       3,400,000          Caremark Rx, Inc.#^                        151,368,000
       1,900,000          Community Health Systems, Inc.#^            71,801,000
         600,000          Cooper Companies, Inc.^                     36,516,000
       1,500,000          Covance, Inc.#^                             67,305,000
         575,000          Cytyc Corp.#^                               12,684,500
         490,000          Dade Behring Holdings, Inc.                 31,854,900
         850,000          DaVita, Inc.#^                              38,658,000
       1,300,000          Edwards Lifesciences Corp.#^                55,926,000
       4,000,000          Express Scripts, Inc.#^                    199,920,000
       3,700,000          Gilead Sciences, Inc.#^                    162,763,000
       5,600,000          HCA, Inc.^                                 317,352,000
       2,000,000          Hospira, Inc.#                              78,000,000
       3,500,000          Humana, Inc.#^                             139,090,000
       1,725,000          Immucor, Inc.#^                             49,938,750
         475,000          Intuitive Surgical, Inc.#^                  22,154,000

             See accompanying notes to Schedule of Investments

                                   GROWTH FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

      NUMBER OF
        SHARES                                                            VALUE
 -------------------------------------------------------------------------------
         900,000         Kinetic Concepts, Inc.#^             $      54,000,000
       4,200,000         Medco Health Solutions, Inc.#^             224,112,000
       2,300,000         PacifiCare Health Systems, Inc.#^          164,335,000
       2,200,000         Quest Diagnostics, Inc.                    117,194,000
       1,300,000         Respironics, Inc.#                          46,943,000
         450,000         Sierra Health Services, Inc.#^              32,157,000
       1,950,000         Triad Hospitals, Inc.#^                    106,548,000
         700,000         Ventana Medical Systems, Inc.#^             28,161,000
         650,000         WellChoice Inc.#                            45,155,500
       4,700,000         WellPoint, Inc.#                           327,308,000
                                                              -----------------
                                                                  3,139,980,150
                                                              -----------------

                         INDUSTRIALS (6.7%)
         400,000         Alliant Techsystems, Inc.#^                 28,240,000
         900,000         AMETEK, Inc.^                               37,665,000
         750,000         Armor Holdings, Inc.#^                      29,707,500
         800,000         C.H. Robinson Worldwide, Inc.^              46,560,000
       1,200,000         Chicago Bridge & Iron Company, NV           27,432,000
         775,000         Corporate Executive Board Company^          60,705,750
       2,000,000         Equifax Inc.^                               71,420,000
       1,200,000         Herman Miller, Inc.^                        37,008,000
       1,200,000         JLG Industries, Inc.                        32,976,000
       1,600,000         Joy Global, Inc.^                           53,744,000
         650,000         Laureate Education, Inc.#^                  31,109,000
       1,500,000         Northrop Grumman Corp.                      82,875,000
         350,000         Oshkosh Truck Corp.^                        27,398,000
         650,000         PACCAR, Inc.^                               44,200,000
       1,000,000         Precision Castparts Corp.                   77,900,000
       2,500,000         Rockwell Automation, Inc.                  121,775,000
       1,500,000         Rockwell Collins, Inc.^                     71,520,000
         800,000         Teledyne Technologies, Inc.#^               26,064,000
         750,000         Terex Corp.#                                29,550,000
       1,200,000         Thomas & Betts Corp.#                       33,888,000
         500,000         UTi Worldwide, Inc.^                        34,810,000
         700,000         Walter Industries, Inc.^                    28,140,000
                                                              -----------------
                                                                  1,034,687,250
                                                              -----------------

                         INFORMATION TECHNOLOGY (26.3%)
       4,533,333         Activision, Inc.#                           74,890,661
       1,600,000         Alliance Data Systems Corp.#^               64,896,000
         699,500         Anteon International Corp.#^                31,911,190
      15,000,000         Apple Computer, Inc.#                      552,150,000
         953,339         Autodesk, Inc.^                             32,766,262
       2,500,000         CheckFree Corp.#^                           85,150,000
       6,700,000         Compuware Corp.#                            48,173,000
       1,100,000         Digital River, Inc.#^                       34,925,000
       1,250,000         Electronic Arts, Inc.#^                     70,762,500
       2,000,000         Emulex Corp.#^                              36,520,000
       1,400,000         F5 Networks, Inc.#^                         66,129,000
       1,450,000         FLIR Systems, Inc.#^                        43,268,000
       2,269,028         Freescale Semiconductor, Inc.#^             48,058,013
         750,000         Global Payments Inc.^                       50,850,000
       1,050,000         Google Inc.#^                              308,857,500
       2,200,000         Harris Corp.^                               68,662,000
       2,500,000         Jabil Circuit, Inc.#                        76,825,000
       5,650,000         Juniper Networks, Inc.#^                   142,267,000
       4,625,000         LSI Logic Corp.#^                           39,266,250
       1,200,000         Macromedia, Inc.#                           45,864,000
       4,300,000         Marvell Technology Group, Ltd.#^           163,572,000
         800,000         MICROS Systems, Inc.#^                      35,800,000

      NUMBER OF
        SHARES                                                            VALUE
--------------------------------------------------------------------------------
      28,250,000         Motorola, Inc.                       $     515,845,000
       7,900,000         Network Appliance, Inc.#^                  223,333,000
       2,500,000         NVIDIA Corp.#^                              66,800,000
       4,000,000         Parametric Technology Corp.#^               25,520,000
       2,700,000         QLogic Corp.#^                              83,349,000
       2,000,000         Sapient Corp.#^                             15,860,000
      11,800,000         Seagate Technology                         207,090,000
       1,100,000         Trimble Navigation, Ltd.#^                  42,867,000
         400,000         Verint Systems, Inc.#                       12,864,000
       6,200,000         VeriSign, Inc.#^                           178,312,000
       7,500,000         Western Digital Corp.#^                    100,650,000
      13,200,000         Yahoo!, Inc.#^                             457,380,000
                                                              -----------------
                                                                  4,051,433,376
                                                              -----------------

                         MATERIALS (0.8%)
         800,000         Potash Corporation of Saskatchewan,
                         Inc.                                        76,464,000
         800,000         Quanex Corporation^                         42,408,000
                                                           --------------------
                                                                    118,872,000
                                                           --------------------

                         TELECOMMUNICATION SERVICES (2.8%)
       1,400,000         America Movil, S.A. de C.V.^                83,454,000
       2,600,000         American Tower Corp.#^                      54,652,000
       1,600,000         CenturyTel, Inc.^                           55,408,000
       2,500,000         NII Holdings, Inc.#^                       159,850,000
       2,800,000         Sprint Corp.^                               70,252,000
                                                              -----------------
                                                                    423,616,000
                                                              -----------------
                         TOTAL COMMON STOCKS
                         (Cost $13,757,470,544)                  15,342,399,576
                                                              -----------------

      PRINCIPAL
        AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (0.3%)
                         Citigroup, Inc.
     $17,105,000         3.320%, 07/01/05                            17,105,000
                         UBS Finance, Inc.
      25,000,000         3.320%, 07/01/05                            25,000,000
                                                              -----------------
                         TOTAL SHORT-TERM INVESTMENTS
                         (Cost $42,105,000)                          42,105,000
                                                              -----------------
      NUMBER OF
        SHARES                                                            VALUE
--------------------------------------------------------------------------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (18.5%)
   2,845,806,045         Bank of New York Institutional Cash
                         Reserve Fund
                         current rate 3.319%
                         (Cost $2,845,806,045)                    2,845,806,045
                                                              -----------------

TOTAL INVESTMENTS (118.5%)
(Cost $16,645,381,589)                                           18,230,310,621
                                                              -----------------
PAYABLE UPON RETURN OF SECURITIES LOAN (-18.5%)                  (2,845,806,045)
                                                              -----------------

             See accompanying notes to Schedule of Investments

                                   GROWTH FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

LIABILITIES, LESS OTHER ASSETS
(0.0%)                                                               (2,736,203)
                                                              -----------------
NET ASSETS (100.0%)                                           $  15,381,768,373
                                                              -----------------

NOTES TO SCHEDULE OF INVESTMENTS

#     NON-INCOME PRODUCING SECURITY.

^     SECURITY, OR PORTION OF SECURITY, IS ON LOAN.

             See accompanying notes to Schedule of Investments

                                 BLUE CHIP FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

  NUMBER OF
   SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (98.7%)

                     CONSUMER DISCRETIONARY (12.3%)
     12,000          Carnival Corp.^                              $     654,600
      5,000          Centex Corp.                                       353,350
     32,000          Comcast Corp.#^                                    982,400
     20,000          eBay, Inc.#^                                       660,200
      5,200          Federated Department Stores, Inc.^                 381,056
      4,000          Fortune Brands, Inc.                               355,200
      3,000          Harrah's Entertainment, Inc.^                      216,210
     13,000          Hilton Hotels Corp.                                310,050
     35,000          Home Depot, Inc.                                 1,361,500
      3,000          KB Home^                                           228,690
     13,000          Lowe's Companies, Inc.^                            756,860
      6,500          Marriott International, Inc.                       443,430
     35,000          McDonald's Corp.                                   971,250
      6,000          McGraw-Hill Companies, Inc.                        265,500
     13,000          Nike, Inc.^                                      1,125,800
      8,800          Nordstrom, Inc.                                    598,136
      3,000          Omnicom Group, Inc.                                239,580
      7,500          Staples, Inc.                                      159,900
      9,000          Starbucks Corp.#                                   464,940
      4,000          Starwood Hotels & Resorts Worldwide, Inc           234,280
     10,000          Target Corp.                                       544,100
     45,000          Time Warner, Inc.#                                 751,950
     40,000          Walt Disney Company                              1,007,200
      6,000          YUM! Brands, Inc.                                  312,480
                                                                  -------------
                                                                     13,378,662
                                                                  -------------

                     CONSUMER STAPLES (10.7%)
     42,000          Altria Group, Inc.                               2,715,720
     55,000          Archer-Daniels-Midland Company                   1,175,900
      6,500          Clorox Company                                     362,180
     18,000          Coca-Cola Company                                  751,500
      8,000          Colgate-Palmolive Company                          399,280
     20,000          CVS Corp.                                          581,400
      8,500          Hershey Foods Corp.                                527,850
     22,000          PepsiCo, Inc.                                    1,186,460
     32,000          Procter & Gamble Company^                        1,688,000
      3,500          Reynolds American, Inc.^                           275,800
      8,000          UST, Inc.^                                         365,280
     18,000          Wal-Mart Stores, Inc.                              867,600
     16,000          Walgreen Company                                   735,840
                                                                  -------------
                                                                     11,632,810
                                                                  -------------

                     ENERGY (11.3%)
      8,000          Apache Corp.                                       516,800
      4,000          Baker Hughes, Inc.^                                204,640
      8,000          Burlington Resources, Inc.                         441,920
     18,000          Chevron Corp.                                    1,006,560
     40,000          ConocoPhillips                                   2,299,600
     11,000          Devon Energy (Chevron) Corp.^                      557,480
     65,000          Exxon Mobil Corp.                                3,735,550
      4,500          Halliburton Company, Inc.                          215,190
     11,000          Marathon Oil Corp.                                 587,070
     10,000          Nabors Industries Ltd.#                            606,200
      5,000          Occidental Petroleum Corp.                         384,650
      8,000          Schlumberger, Ltd.^                                607,520
      9,000          Transocean, Inc.#                                  485,730
      6,500          Unocal Corp.                                       422,825

  NUMBER OF
   SHARES                                                                 VALUE
--------------------------------------------------------------------------------

      4,000          Valero Energy Corp.^                         $     316,440
                                                                  -------------
                                                                     12,388,175
                                                                  -------------

                     FINANCIALS (17.0%)
      4,000          Ace, Ltd.                                          179,400
      5,000          AFLAC, Inc.                                        216,400
     33,000          Allstate Corp.                                   1,971,750
     16,000          American Express Company                           851,680
      4,000          Apartment Investment and
                     Management Company^                                163,680
     52,000          Bank of America Corp.                            2,371,720
      7,500          Chubb Corp.                                        642,075
     47,000          Citigroup, Inc.                                  2,172,810
      4,902          Countrywide Financial Corp.^                       189,266
      2,100          Federal Home Loan Mortgage Corp.                   136,983
     11,400          Federal National Mortgage Association              665,760
      8,200          Franklin Resources, Inc.                           631,236
     12,000          Golden West Financial Corp.                        772,560
      6,000          Goldman Sachs Group, Inc.                          612,120
      5,000          Hartford Financial Services
                     Group, Inc                                         373,900
     15,216          J.P. Morgan Chase & Company                        537,429
      8,500          Lehman Brothers Holdings, Inc.^                    843,880
      5,000          Loews Corp.                                        387,500
      9,700          Merrill Lynch & Company, Inc.                      533,597
     14,000          Metlife, Inc.^                                     629,160
     10,000          Moody's Corp.                                      449,600
      2,000          Progressive Corp.^                                 197,620
     20,000          Providian Financial Corp.#^                        352,600
     11,000          Prudential Financial, Inc.                         722,260
      2,500          Safeco Corp.                                       135,850
     13,000          SLM Corp.^                                         660,400
      4,000          St. Paul Travelers Companies, Inc.                 158,120
     20,000          Wachovia Corp.                                     992,000
                                                                  -------------
                                                                     18,551,356
                                                                  -------------

                     HEALTH CARE (16.9%)
     23,000          Abbott Laboratories                              1,127,230
     14,000          Aetna, Inc.                                      1,159,480
      7,000          Bausch & Lomb, Inc.^                               581,000
     12,000          Bristol-Myers Squibb Company                       299,760
      7,500          C. R. Bard, Inc.                                   498,825
      6,500          Cigna Corp.                                        695,695
     12,000          Express Scripts, Inc.#^                            599,760
     10,000          Genzyme Corp.#^                                    600,900
      4,000          Guidant Corp.                                      269,200
     15,000          HCA, Inc.^                                         850,050
     22,000          Health Management Associates, Inc.^                575,960
      5,000          Humana, Inc.#^                                     198,700
     35,000          Johnson & Johnson                                2,275,000
     13,000          Medtronic, Inc.                                    673,270
     13,000          Merck & Company, Inc.                              400,400
     56,000          Pfizer, Inc.                                     1,544,480
     19,000          Quest Diagnostics, Inc.                          1,012,130
      7,000          St. Jude Medical, Inc.#                            305,270
     44,000          UnitedHealth Group, Inc.                         2,294,160
     22,000          WellPoint, Inc.#                                 1,532,080
     21,000          Wyeth                                              934,500
                                                                  -------------
                                                                     18,427,850
                                                                  -------------

                See accompanying notes to Schedule of Investments

                                 BLUE CHIP FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

  NUMBER OF
   SHARES                                                                 VALUE
--------------------------------------------------------------------------------

                     INDUSTRIALS (12.7%)
     20,000          Boeing Company                               $   1,320,000
     12,500          Burlington Northern Santa Fe Corp.                 588,500
      4,500          Caterpillar, Inc.                                  428,895
     17,000          Danaher Corp.                                      889,780
      4,500          Deere & Company                                    294,705
      5,000          FedEx Corp.^                                       405,050
      3,500          General Dynamics Corp.                             383,390
    126,000          General Electric Company                         4,365,900
     14,000          Honeywell International, Inc.                      512,820
     13,000          Lockheed Martin Corp.                              843,310
     10,000          Norfolk Southern Corp.                             309,600
      4,500          Northrop Grumman Corp.                             248,625
     13,000          Raytheon Company                                   508,560
     10,000          Rockwell Automation, Inc.                          487,100
      3,500          Textron, Inc.                                      265,475
     10,000          United Parcel Service, Inc.                        691,600
     20,000          United Technologies Corp.                        1,027,000
     10,000          Waste Management, Inc.                             283,400
                                                                  -------------
                                                                     13,853,710
                                                                  -------------

                     INFORMATION TECHNOLOGY (12.1%)
     10,000          Adobe Systems, Inc.^                               286,200
     20,000          Apple Computer, Inc.#                              736,200
     29,200          Autodesk, Inc.                                   1,003,604
      5,500          Automatic Data Processing, Inc.                    230,835
     37,000          Cisco Systems, Inc.#                               707,070
     13,100          Corning, Inc.#                                     217,722
     30,000          Dell, Inc.#                                      1,185,300
      7,500          Electronic Arts, Inc.#^                            424,575
     25,000          EMC Corp.#                                         342,750
     30,200          Hewlett-Packard Company                            710,002
     70,500          Intel Corp.                                      1,837,230
      6,000          International Business Machines Corp.              445,200
     90,000          Microsoft Corp.                                  2,235,600
     36,000          Motorola, Inc.                                     657,360
     25,000          QUALCOMM, Inc.                                     825,250
     19,500          Texas Instruments, Inc.^                           547,365
     24,000          Yahoo!, Inc.#                                      831,600
                                                                  -------------
                                                                     13,223,863
                                                                  -------------

                     MATERIALS (2.0%)
      8,000          Air Products and Chemicals, Inc.                   482,400
     17,000          Dow Chemical Company                               757,010
     12,000          E. I. DuPont De Nemours and Company                516,120
      5,000          Nucor Corp.                                        228,100
      3,700          Vulcan Materials Company^                          240,463
                                                                  -------------
                                                                      2,224,093
                                                                  -------------

                     TELECOMMUNICATION SERVICES (1.2%)
      9,000          ALLTEL Corp.^                                      560,520
     10,000          Nextel Communications, Inc.#                       323,100
     18,000          Sprint Corp.^                                      451,620
                                                                  -------------
                                                                      1,335,240
                                                                  -------------

                     UTILITIES (2.5%)
     12,000          AES Corp.#                                         196,560
      2,000          Constellation Energy Group, Inc.                   115,380
     29,000          Duke Energy Corp.^                                 862,170
      2,500          Entergy Corp.^                                     188,875

  NUMBER OF
   SHARES                                                                 VALUE
--------------------------------------------------------------------------------
      9,000          Exelon Corp.                                 $     461,970
      4,500          FirstEnergy Corp.^                                 216,495
      7,000          PG&E Corp.                                         262,780
      4,500          TXU Corp.                                          373,905
                                                                  -------------
                                                                      2,678,135
                                                                  -------------
                     TOTAL COMMON STOCKS
                     (Cost $98,886,889)                             107,693,894
                                                                  -------------

  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT (1.9%)
 $2,088,000          Citigroup, Inc.
                     3.320%, 07/01/05
                     (Cost $2,088,000)                                2,088,000
                                                                  -------------

  NUMBER OF
   SHARES                                                                 VALUE
--------------------------------------------------------------------------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (15.9%)
 17,371,256          Bank of New York Institutional Cash
                     Reserve Fund
                     current rate 3.319%
                     (Cost $17,371,256)                              17,371,256
                                                                  -------------

TOTAL INVESTMENTS (116.5%)
(Cost $118,346,145)                                                 127,153,150
                                                                  -------------
PAYABLE UPON RETURN OF
SECURITIES LOAN (-15.9%)                                           (17,371,256)
                                                                  -------------
LIABILITIES, LESS OTHER ASSETS
(-0.6%)                                                                (653,096)
                                                                  -------------
NET ASSETS (100.0%)                                               $ 109,128,798
                                                                  -------------

NOTES TO SCHEDULE OF INVESTMENTS

#     NON-INCOME PRODUCING SECURITY.

^     SECURITY, OR PORTION OF SECURITY, IS ON LOAN.

                See accompanying notes to Schedule of Investments

                                   VALUE FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

   NUMBER OF
    SHARES                                                                VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (96.7%)

                       CONSUMER DISCRETIONARY (24.7%)
      160,000          Callaway Golf Company^                     $   2,468,800
       35,000          Carnival Corp.^                                1,909,250
       53,000          H&R Block, Inc.^                               3,092,550
       25,000          Harley-Davidson, Inc.^                         1,240,000
       60,000          Home Depot, Inc.                               2,334,000
       73,000          IAC/InterActiveCorp#^                          1,755,650
       45,000          International Game Technology                  1,266,750
       43,000          Marriott International, Inc.                   2,933,460
       30,000          Omnicom Group, Inc.                            2,395,800
       50,000          Reebok International, Ltd.                     2,091,500
      139,000          Time Warner, Inc.#^                            2,322,690
      138,000          Walt Disney Company                            3,474,840
                                                                  -------------
                                                                     27,285,290
                                                                  -------------

                       CONSUMER STAPLES (3.7%)
       87,000          Coca-Cola Company                              3,632,250
       21,200          Sara Lee Corp.                                   419,972
                                                                  -------------
                                                                      4,052,222
                                                                  -------------

                       ENERGY (5.7%)
       41,000          Anadarko Petroleum Corp.                       3,368,150
       55,000          Marathon Oil Corp.                             2,935,350
                                                                  -------------
                                                                      6,303,500
                                                                  -------------

                       FINANCIALS (15.9%)
       40,000          A.G. Edwards, Inc.^                            1,806,000
       52,000          American International Group, Inc.             3,021,200
       17,500          Federal Home Loan Mortgage Corp.               1,141,525
       10,000          Goldman Sachs Group, Inc.^                     1,020,200
       61,000          MBNA Corp.                                     1,595,760
       80,000          Merrill Lynch & Company, Inc.                  4,400,800
       17,000          MGIC Investment Corp.                          1,108,740
       85,000          Washington Mutual, Inc.^                       3,458,650
                                                                  -------------
                                                                     17,552,875
                                                                  -------------

                       HEALTH CARE (10.9%)
      155,000          Bristol-Myers Squibb Company                   3,871,900
       74,000          HCA, Inc.^                                     4,193,580
       60,200          Pfizer, Inc.                                   1,660,316
       52,000          Wyeth                                          2,314,000
                                                                  -------------
                                                                     12,039,796
                                                                  -------------

                       INDUSTRIALS (7.5%)
       68,000          Burlington Northern Santa Fe Corp.             3,201,440
       40,000          Career Education Corp.#^                       1,464,400
       58,000          Cendant Corp.                                  1,297,460
       75,000          Masco Corp.                                    2,382,000
                                                                  -------------
                                                                      8,345,300
                                                                  -------------

                       INFORMATION TECHNOLOGY (19.6%)
       75,000          Electronic Data Systems Corp.^                 1,443,750
      100,000          Hewlett-Packard Company                        2,351,000
      145,000          Microsoft Corp.                                3,601,800
      133,000          Motorola, Inc.                                 2,428,580
      300,000     EUR  Nokia Corp.                                    4,992,280
       95,000          NVIDIA Corp.#^                                 2,538,400
      150,000          Veritas Software Corp.#^                       3,660,000

   NUMBER OF
    SHARES                                                                VALUE
--------------------------------------------------------------------------------

       20,000          Yahoo!, Inc.#                              $     693,000
                                                                  -------------
                                                                     21,708,810
                                                                  -------------

                       MATERIALS (3.0%)
        5,700     CHF  Givaudan, SA                                   3,310,336
                                                                  -------------

                       UTILITIES (5.7%)
      385,000          AES Corp.#                                     6,306,300
                                                                  -------------
                       TOTAL COMMON STOCKS
                       (Cost $94,991,767)                           106,904,429
                                                                  -------------

   PRINCIPAL
     AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT (3.0%)
   $3,298,000          Citigroup, Inc.
                       3.320%, 07/01/05
                       (Cost $3,298,000)                              3,298,000
                                                                  -------------

   NUMBER OF
    SHARES                                                                VALUE
--------------------------------------------------------------------------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (18.8%)
   20,765,294          Bank of New York Institutional Cash
                       Reserve Fund
                       current rate 3.319%
                       (Cost $20,765,294)                            20,765,294
                                                                  -------------

TOTAL INVESTMENTS (118.5%)
(Cost $119,055,061)                                                 130,967,723
                                                                  -------------
PAYABLE UPON RETURN OF SECURITIES ON  LOAN (-18.8%)                 (20,765,294)
                                                                  -------------
OTHER ASSETS, LESS LIABILITIES (0.3%)                                   285,279
                                                                  -------------
NET ASSETS (100.0%)                                               $ 110,487,708
                                                                  -------------

NOTES TO SCHEDULE OF INVESTMENTS

#     NON-INCOME PRODUCING SECURITY.

^     SECURITY, OR PORTION OF SECURITY, IS ON LOAN.

FOREIGN CURRENCY ABBREVIATIONS

CHF   Swiss Franc

EUR   European Monetary Unit

NOTE: MARKET VALUE FOR SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE SHOWN IN U.S. DOLLARS.

                See accompanying notes to Schedule of Investments

                            INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

      NUMBER OF
       SHARES                                                             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (95.1%)

                         CONSUMER DISCRETIONARY (18.1%)
         53,000     EUR  Antena 3 de Television SA                $   1,059,390
         11,000     ZAR  Edgars Consolidated Stores                     477,394
        225,000     HKD  Esprit Holdings Limited                      1,622,541
         32,000     CAD  Gildan Activewear, Inc.#                       838,882
         30,000     SEK  Hennes & Mauritz, AB                         1,052,273
         75,000     JPY  Hitachi Koki Company, Ltd.                     702,230
        140,000     SGD  Jardine Cycle & Carriage, Ltd.               1,100,741
          8,000          Kerzner International, Ltd.#                   455,600
        600,000          Mandarin Oriental International, Ltd.          568,877
         90,000     EUR  Nokian Renkaat Oyj                           1,641,380
        870,000     IDR  PT Astra International, Tbk                  1,128,636
         85,000     CAD  Reitmans (Canada), Ltd.                      1,205,019
         60,000     AUD  Rural Press, Ltd.                              477,758
        494,000     HKD  Shangri-La Asia, Ltd.                          761,981
         38,000     JPY  Suzuki Motor Corp.                             595,186
         10,500     JPY  USS Co., Ltd.                                  668,196
                                                                  -------------
                                                                     14,356,084
                                                                  -------------
                         CONSUMER STAPLES (1.5%)
         31,000     CAD  Metro, Inc.                                    674,777
         63,000     GBP  Tate & Lyle                                    537,210
                                                                  -------------
                                                                      1,211,987
                                                                  -------------
                         ENERGY (9.7%)
         12,000     NOK  Bonheur, ASA                                   780,173
         24,000     CAD  EnCana Corp.                                   946,680
          9,000     CAD  Niko Resources, Ltd.                           423,758
         22,000     CAD  Precision Drilling Corp.                       867,072
        120,000     AUD  Santos, Ltd.                                 1,029,064
         12,000     EUR  SBM Offshore, NV                               821,698
         46,000     NOK  Smedvig, ASA                                   928,234
        126,000     NOK  Stolt Offshores, SA#                         1,142,792
        100,000     JPY  Teikoku Oil Company, Ltd.                      740,602
                                                                  -------------
                                                                      7,680,073
                                                                  -------------
                         FINANCIALS (18.0%)
         16,000     EUR  Ackermans & van Haaren                         671,244
        133,000     EUR  Anglo Irish Bank Corp Plc                    1,648,511
         34,000     EUR  April Group                                  1,058,061
         55,000     AUD  Australian Stock Exchange, Ltd.                965,441
        110,000     EUR  Banca Popolare di Milano                     1,082,769
         16,500          Banco Itau Hldg Financiera S A               1,526,250
         61,000          Bancolombia, SA                                975,390
         38,000     EUR  EFG Eurobank Ergasias                        1,169,129
         31,000     CAD  Home Capital Group, Inc.                       923,738
         30,000     GBP  Investec, PLC                                  936,194
         29,000     AUD  Macquarie Bank, Ltd.                         1,313,807
         19,000     EUR  National Bank of Greece, SA                    643,929
         25,000     EUR  Piraeus Bank, SA                               464,220
      2,400,000     IDR  PT Bank Central Asia, Tbk                      882,490
                                                                  -------------
                                                                     14,261,173
                                                                  -------------
                         HEALTH CARE (7.1%)
         14,250          Alcon, Inc.                                  1,558,238
          2,500     DKK  Chr. Hansen Holdings, A/S                      378,456
         35,000     AUD  Cochlear Limited                             1,041,079
          9,500     DKK  Coloplast, A/S                                 550,798
         31,000     SEK  Elekta, AB                                   1,284,660
          4,300     CHF  Nobel Biocare Group                            870,774
                                                                  -------------
                                                                      5,684,005
                                                                  -------------
      NUMBER OF
       SHARES                                                             VALUE
--------------------------------------------------------------------------------

                         INDUSTRIALS (15.1%)
        175,000     MXN  Alfa, SA                                 $     996,232
         45,000     CAD  Canadian Pacific Railway, Ltd.               1,556,866
         45,000          Chicago Bridge & Iron Company, NV            1,028,700
         43,000     CAD  First Service Corp.#                           866,142
         40,000     EUR  Grafton Group, PLC                             463,245
         80,000     EUR  Kingspan Group                                 944,992
         14,000     EUR  Koninklijke BAM Groep, NV                      926,418
          4,600     CHF  Kuehne & Nagel International, AG               975,642
         37,000     GBP  Northgate                                      601,153
         24,000     AUD  Reece Australia, Ltd.                          234,082
         18,000     NOK  Stolt-Nielsen, SA                              601,085
         25,000     EUR  Stork, NV                                    1,034,734
         12,500          Uti Worldwide, Inc.                            870,250
         31,000     EUR  Wartsila, OYJ#                                 877,943
                                                                  -------------
                                                                     11,977,484
                                                                  -------------
                         INFORMATION TECHNOLOGY (14.3%)
         25,000          Infosys Technologies, Ltd.                   1,936,750
          3,500     CHF  Leica Geosystems, AG                         1,275,309
         22,000          NDS Group, PLC#                                733,040
         37,000          Nice-Systems, Ltd.#                          1,460,390
          9,000     JPY  Nintendo Company, Ltd.                         938,578
         45,000     GBP  Renishaw                                       591,659
        100,000     EUR  Soitec#                                      1,082,557
         31,000     JPY  Square Enix Co., Ltd.                          940,775
        155,000     JPY  Toshiba Corp.                                  614,760
         25,000     JPY  Trend Micro, Inc.#                             887,176
            445     JPY  Yahoo! Japan Corp.                             928,769
                                                                  -------------
                                                                     11,389,763
                                                                  -------------
                         MATERIALS (6.1%)
          3,700     EUR  Boehler-Uddeholm Group                         488,750
         35,000     JPY  Dowa Mining Company, Ltd.                      232,016
         65,000     AUD  Energy Resources of Australia                  671,418
         40,000     CAD  First Quantum Minerals, Ltd.                   705,489
         80,000     ZAR  Highveld Steel and Vanadium Corp.,
                         Ltd                                            666,472
          9,500          Sociedad Quimica y Minera de Chile,
                         SA                                             950,000
         17,000     CAD  Teck Cominco, Ltd.                             573,581
          8,000     EUR  Voest-Alpine Stahl Group                       560,270
                                                                  -------------
                                                                      4,847,996
                                                                  -------------
                         TELECOMMUNICATION SERVICES (1.9%)
         43,000     CAD  TELUS Corp.                                  1,511,185
                                                                  -------------
                         UTILITIES (3.3%)
            330     CHF  Aare-Tessin AG fur Elektrizitat                560,035
          3,700     EUR  Oesterreichische
                         Elektrizitaetswirtschafts AG                 1,020,313
         57,000     GBP  Scottish & Southern Energy                   1,031,459
                                                                  -------------
                                                                      2,611,807
                                                                  -------------
                         TOTAL COMMON STOCKS
                         (Cost $74,381,317)                          75,531,557
                                                                  -------------

                See accompanying notes to Schedule of Investments

                            INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

    PRINCIPAL
      AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (4.2%)
     $1,300,000          Citigroup, Inc.
                         3.320%, 07/01/05                         $   1,300,000
      2,000,000          UBS Finance, Inc.
                         3.320%, 07/01/05                             2,000,000
                                                                  -------------
                         TOTAL SHORT-TERM INVESTMENTS
                         (Cost $3,300,000)                            3,300,000
                                                                  -------------
TOTAL INVESTMENTS (99.3%)
(Cost $77,681,317)                                                   78,831,557
                                                                  -------------
OTHER ASSETS, LESS LIABILITIES (0.7%)                                   551,353
                                                                  -------------
NET ASSETS (100.0%)                                               $  79,382,910
                                                                  -------------

NOTES TO SCHEDULE OF INVESTMENTS

#     NON-INCOME PRODUCING SECURITY.

FOREIGN CURRENCY ABBREVIATIONS

AUD   Australian Dollar
CAD   Canadian Dollar
CHF   Swiss Franc
DKK   Danish Krone
EUR   European Monetary Unit
GBP   British Pound Sterling
HKD   Hong Kong Dollar
IDR   Indonesia Rupiah
JPY   Japanese Yen
MXN   Mexican Peso
NOK   Norwegian Krone
SEK   Swedish Krona
SGD   Singapore Dollar
ZAR   South African Rand

NOTE: MARKET VALUE FOR SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE SHOWN IN U.S. DOLLARS.

                See accompanying notes to Schedule of Investments

                            INTERNATIONAL GROWTH FUND

             COUNTRY ALLOCATION
-------------------------------------------

      COUNTRY                % OF PORTFOLIO
      -------                --------------

Canada                               14.66%
Japan                                 9.62%
Australia                             7.61%
Switzerland                           6.93%
United Kingdom                        5.87%
Netherlands                           5.04%
Ireland                               4.04%
Bermuda                               3.91%
Finland                               3.33%
Sweden                                3.10%
Greece                                3.02%
France                                2.84%
Austria                               2.74%
Indonesia                             2.65%
India                                 2.56%
Luxembourg                            2.32%
Norway                                2.27%
Brazil                                2.02%
Israel                                1.93%
South Africa                          1.51%
Singapore                             1.46%
Italy                                 1.44%
Spain                                 1.40%
Mexico                                1.31%
Colombia                              1.29%
Chile                                 1.26%
Denmark                               1.23%
British Virgin Isles                  1.15%
Belgium                               0.89%
Bahamas                               0.60%

TOTALS:                             100.00%

Country allocations are based on total investments (excluding short term investments and security lending collateral) and may vary over time.

                          GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (0.4%)
                         CONSUMER DISCRETIONARY (0.2%)
$       280,000     GBP  EMI Group, PLC
                         9.750%, 05/20/08                         $     551,171
                                                                  -------------
                         CONSUMER STAPLES (0.1%)
        470,000          Smithfield Foods, Inc.
                         7.750%, 05/15/13                               514,650
                                                                  -------------
                         UTILITIES (0.1%)
        368,000          Calpine Corp.^
                         8.500%, 05/01/08                               266,800
                                                                  -------------
                         TOTAL CORPORATE BONDS
                         (Cost $1,220,249)                            1,332,621
                                                                  -------------
CONVERTIBLE BONDS (53.1%)
                         CONSUMER DISCRETIONARY (11.0%)
      1,000,000     EUR  Adidas-Salomon, AG
                         2.500%, 10/08/18                             1,729,937
      1,260,050     AUD  APN News & Media, Ltd.
                         7.250%, 10/31/08                             1,253,785
      2,700,000          Aristocrat Leisure, Ltd. *
                         5.000%, 05/31/06                             4,230,407
      1,000,000          Best Buy Company, Inc.^
                         2.250%, 01/15/22                             1,120,000
      2,500,000          Carnival Corp.^
                         0.000%, 10/24/21                             2,275,000
    110,000,000     JPY  Casio Computer Company
                         0.000%, 09/30/10                             1,046,881
        650,000          CKE Restaurants, Inc.^
                         4.000%, 10/01/23                             1,084,688
      1,300,000          Eastman Kodak Company^
                         3.375%, 10/15/33                             1,400,750
      1,450,000          Goodyear Tire & Rubber Company*
                         4.500%, 06/15/34                             2,024,563
      2,600,000     GBP  Hilton Group, PLC
                         3.375%, 10/02/10                             5,446,272
                         Liberty Media Corp. (Time Warner)
        600,000          0.750%, 03/30/23                               636,000
        500,000          0.750%, 03/30/23*                              530,000
      2,500,000          Omnicom Group, Inc.^
                         0.000%, 06/15/33                             2,450,000
     90,000,000     JPY  Sony Corp.
                         0.000%, 12/18/08                               812,637
    300,000,000     JPY  Suzuki Motor Corp.
                         0.000%, 03/31/10                             2,900,111
      2,700,000          Walt Disney Company^
                         2.125%, 04/15/23                             2,784,375
    300,000,000     JPY  Yamada Denki Company
                         0.000%, 09/28/07                             4,442,476
                                                                  -------------
                                                                     36,167,882
                                                                  -------------
                         CONSUMER STAPLES (1.7%)
      3,500,000          Nestle Holdings, Inc.
                         0.000%, 06/11/08                             3,295,780
      1,225,000     EUR  Royal Numico, NV
                         3.000%, 07/11/10                             2,393,663
                                                                  -------------
                                                                      5,689,443
                                                                  -------------

   PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

                         ENERGY (6.2%)
$     1,600,000          Cal Dive International, Inc.*^
                         3.250%, 12/15/25                         $   1,772,000
      1,125,000     EUR  Mediobanca International, Ltd. (ENI
                         SpA)
                         2.000%, 06/21/06                             1,478,466
      3,200,000          Nabors Industries, Inc.
                         0.000%, 06/15/23                             3,308,000
      4,599,000     EUR  OMV, AG
                         1.500%, 12/01/08                             7,049,091
                         Repcon Luxembourg, SA (Repsol Ypf, SA)
      2,500,000          4.500%, 01/26/11                             2,915,637
        700,000          4.500%, 01/26/11*^                             816,378
      2,750,000          Schlumberger, NV (Schlumberger,
                         Ltd.)^
                         2.125%, 06/01/23                             3,100,625
                                                                  -------------
                                                                     20,440,197
                                                                  -------------
                         FINANCIALS (6.5%)
      2,700,000          Deutsche Bank, LUX (USA
                         INTERACTIVE)*++
                         3.410%, 05/01/12                             3,274,560
      3,400,000     EUR  EFG Eurobank Ergasias
                         1.000%, 11/29/09                             4,412,862
     25,000,000     HKD  Getsmart Finance. Ltd. (Sino Land)
                         1.625%, 11/30/09                             3,285,858
        850,000          Host Marriott Corp.*
                         3.250%, 04/15/24                               946,687
      1,400,000          Lehman Brothers Holdings, Inc.
                         (Pacificare Health Systems, Humana)
                         0.250%, 12/06/11                             1,895,250
      1,400,000          Morgan Stanley (Anadarko, Diamond)
                         0.250%, 12/30/11                             1,722,875
      3,300,000          Morgan Stanley (Bristol Myers,
                         Biogen, Merck)
                         0.250%, 04/01/09                             2,889,563
      4,500,000          QBE Funding Trust III*
                         0.000%, 09/24/24                             3,148,246
                                                                  -------------
                                                                     21,575,901
                                                                  -------------
                         HEALTH CARE (9.0%)
      3,500,000     EUR  Allami Privatizacios es Vagyonkezelo
                         Rt (Gedeon Richter Rt)
                         1.000%, 09/28/09                             4,550,285
      1,700,000          Celgene Corp.
                         1.750%, 06/01/08                             2,998,375
      1,700,000          Cephalon, Inc.^
                         0.000%, 06/15/33                             1,435,650
      1,500,000          Cytyc Corp.*
                         2.250%, 03/15/24                             1,473,750
      3,900,000     EUR  Essilor International+
                         1.500%, 07/02/10                             2,846,889
      2,250,000          Health Management Associates, Inc.
                         1.500%, 08/01/23                             2,441,250

                See accompanying notes to Schedule of Investments

                          GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

$     3,400,000          Invitrogen Corp.^
                         1.500%, 02/15/24                         $   3,289,500
      1,500,000          Medtronic, Inc.^
                         1.250%, 09/15/21                             1,494,375
      7,000,000          Roche Holdings, Inc.
                         0.000%, 07/25/21                             4,818,805
      2,800,000          Teva Pharmaceutical
                         Industries, Ltd.^
                         0.500%, 02/01/24                             2,758,000
      1,700,000          Valeant Pharmaceuticals
                         International
                         4.000%, 11/15/13                             1,464,125
                                                                  -------------
                                                                     29,571,004
                                                                  -------------
                         INDUSTRIALS (6.7%)
      2,500,000     SGD  Arcadia Global (Keppel)
                         0.000%, 04/13/09                             1,546,402
      1,100,000          Armor Holdings, Inc.^
                         2.000%, 11/01/24                             1,075,250
      3,700,000     EUR  BMW Finance, NV (Rolls
                         Royce)
                         1.875%, 12/18/08                             5,538,297
      3,100,000     EUR  Kredit Wiederauf (Deutsche
                         Post, AG)
                         0.875%, 01/08/07                             3,887,232
      1,500,000          Lockheed Martin Corp.^++
                         3.018%, 08/15/33                             1,604,115
      4,200,000     EUR  Siemens Finance, BV
                         1.375%, 06/04/10                             5,790,474
      2,100,000          Tyco International, Ltd.
                         2.750%, 01/15/18                             2,719,500
                                                                  -------------
                                                                     22,161,270
                                                                  -------------
                         INFORMATION TECHNOLOGY (6.7%)
        650,000          ASML Holding, NV
                         5.750%, 10/15/06                               696,637
      5,300,000          Delta Electronics, Inc.
                         0.000%, 07/30/08                             6,150,476
      1,600,000          Flextronics International,
                         Ltd.^
                         1.000%, 08/01/10                             1,670,000
      4,100,000          Hon Hai Precision Industry
                         Company, Ltd.
                         0.000%, 08/08/08                             5,221,877
    150,000,000     JPY  Ibiden Company, Ltd
                         0.000%, 09/30/14                             1,896,900
        520,000          Juniper Networks, Inc.*^
                         0.000%, 06/15/08                               693,550
     14,000,000     EUR  Silicon-On-Insulator
                         Technologies
                         0.322%, 12/20/09                             1,519,361
      1,500,000          Sybase, Inc.*
                         1.750%, 02/22/25                             1,438,125
    320,000,000     JPY  Toshiba Corp.
                         0.000%, 07/21/11                             2,889,124
                                                                  -------------
                                                                     22,176,050
                                                                  -------------
                         MATERIALS (2.8%)
      1,900,000          Anglo American, PLC
                         3.375%, 04/17/07                             2,106,704
        700,000          Freeport-McMoRan Copper &
                         Gold, Inc.
                         7.000%, 02/11/11                               959,000

  PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

$       935,000          Givaudan, SA
                         1.000%, 06/07/06                         $   1,715,701
      4,200,000          Taiwan Cement
                         0.000%, 03/03/09                             4,316,095
                                                                  -------------
                                                                      9,097,500
                                                                  -------------
                         TELECOMMUNICATION SERVICES (0.5%)
        825,000          Nextel Partners, Inc.^
                         1.500%, 11/15/08                             1,640,719
                                                                  -------------
                         UTILITIES (2.0%)
      3,100,000     GBP  Scottish and Southern Energy, PLC
                         3.750%, 10/29/09                             6,411,367
                                                                  -------------
                         TOTAL CONVERTIBLE BONDS
                         (Cost $170,881,458)                        174,931,333
                                                                  -------------

    NUMBER OF
     SHARES                                                               VALUE
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS (5.2%)

                         CONSUMER DISCRETIONARY (1.0%)
         83,300          Ford Motor Company Capital Trust II
                         6.500%                                       3,359,489
                                                                  -------------
                         ENERGY (0.8%)
         34,000          Valero Energy Corp.
                         2.000%                                       2,673,250
                                                                  -------------
                         FINANCIALS (1.4%)
      3,000,000          Fortis, NV (Assurant)*
                         7.750%                                       3,284,817
         38,500          Genworth Financial, Inc.
                         6.000%                                       1,322,475
                                                                  -------------
                                                                      4,607,292
                                                                  -------------
                         INDUSTRIALS (1.4%)
      1,750,000     GBP  BAE Systems, PLC
                         7.750%                                       4,519,255
                                                                  -------------
                         INFORMATION TECHNOLOGY (0.6%)
          2,000          Lucent Technologies, Inc.
                         7.750%                                       1,946,500
                                                                  -------------
                         TOTAL CONVERTIBLE PREFERRED
                         STOCKS
                         (Cost $14,987,371)                          17,105,786
                                                                  -------------
COMMON STOCKS (36.3%)

                         CONSUMER DISCRETIONARY (6.1%)
         27,500          eBay, Inc.#^                                   907,775
        210,000     HKD  Esprit Holdings Limited                      1,514,372
         45,000     SEK  Hennes & Mauritz, AB                         1,578,409
         59,000     JPY  Honda Motor Company, Ltd.                    2,897,892
         98,500     GBP  Next, PLC                                    2,654,604
         95,000     EUR  Nokian Renkaat Oyj                           1,732,567
          9,000          Omnicom Group, Inc.                            718,740
         37,250          Starbucks Corp.#                             1,924,335
        103,000     CHF  Swatch Group, AG                             2,936,770
        183,000     JPY  Yamaha Motor Corp.#                          3,346,263
                                                                  -------------
                                                                     20,211,727
                                                                  -------------

                See accompanying notes to Schedule of Investments

                          GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

    NUMBER OF
     SHARES                                                               VALUE
--------------------------------------------------------------------------------

                         CONSUMER STAPLES (1.6%)
        117,000     JPY  KAO Corp.                                $   2,749,127
         87,000     JPY  Seven-Eleven Japan Company, Ltd.             2,407,528
                                                                  -------------
                                                                      5,156,655
                                                                  -------------
                         ENERGY (2.9%)
         40,000          Forest Oil Corp.#^                           1,680,000
         20,000          Noble Energy, Inc.                           1,513,000
          5,000     EUR  OMV, AG                                      2,175,696
         34,000          PetroChina Company, Ltd.^                    2,497,300
        210,000     JPY  Teikoku Oil Company, Ltd.                    1,555,265
                                                                  -------------
                                                                      9,421,261
                                                                  -------------
                         FINANCIALS (2.9%)
        240,000     EUR  Anglo Irish Bank Corp Plc                    2,974,758
         20,000          Banco Itau Hldg Financiera S A               1,850,000
         45,000     EUR  EFG Eurobank Ergasias                        1,384,495
         77,500          Washington Mutual, Inc.^                     3,153,475
                                                                  -------------
                                                                      9,362,728
                                                                  -------------
                         HEALTH CARE (6.1%)
         65,000          Alcon, Inc.                                  7,107,750
         84,000     JPY  Astellas Pharma, Inc.                        2,861,113
         45,000     SEK  Elekta, AB                                   1,864,829
         18,300     CHF  Straumann Holding, AG                        3,808,235
         65,000     JPY  Takeda Chemical Industries                   3,214,253
         19,380          WellPoint, Inc.#                             1,349,623
                                                                  -------------
                                                                     20,205,803
                                                                  -------------
                         INDUSTRIALS (3.1%)
         24,000          Boeing Company                               1,584,000
         45,000     JPY  FANUC, Ltd.                                  2,846,750
        140,000     EUR  Kingspan Group                               1,653,737
          7,000     CHF  Kuehne & Nagel International, AG             1,484,672
         34,000          Raytheon Company                             1,330,080
          3,600     CHF  Schindler Holding, Ltd.                      1,314,810
                                                                  -------------
                                                                     10,214,049
                                                                  -------------
                         INFORMATION TECHNOLOGY (10.7%)
         50,000          Adobe Systems, Inc.^                         1,431,000
        100,000          Autodesk, Inc.                               3,437,000
         55,000     JPY  Canon, Inc.                                  2,882,929
        110,000          Infosys Technologies, Ltd.^                  8,521,700
         10,000     CHF  Leica Geosystems, AG                         3,643,740
         98,266          Motorola, Inc.                               1,794,337
         25,000     JPY  Nintendo Company, Ltd.                       2,607,161
        490,000     EUR  Nokia Corp.                                  8,154,058
         80,000     JPY  Trend Micro, Inc.#                           2,838,962
                                                                  -------------
                                                                     35,310,887
                                                                  -------------
                         MATERIALS (1.0%)
          5,700     CHF  Givaudan, SA                                 3,310,336
                                                                  -------------
                         TELECOMMUNICATION SERVICES (0.5%)
         50,000     CAD  TELUS Corp.                                  1,757,192
                                                                  -------------
                         UTILITIES (1.4%)
        280,000          AES Corp.#                                   4,586,400
                                                                  -------------
                         TOTAL COMMON STOCKS
                         (Cost $100,063,022)                        119,537,038
                                                                  -------------
     PRINCIPAL
      AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT (2.4%)
     $7,985,000          Citigroup, Inc.
                         3.320%, 07/01/05
                         (Cost $7,985,000)                        $   7,985,000
                                                                  -------------

    NUMBER OF
     SHARES                                                               VALUE
--------------------------------------------------------------------------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (11.4%)
     37,687,675          Bank of New York Institutional Cash
                         Reserve Fund
                         current rate 3.319%
                         (Cost $37,687,675)                          37,687,675
                                                                  -------------

TOTAL INVESTMENTS (108.8%)
(Cost $332,824,775)                                                 358,579,453
                                                                  -------------
OTHER ASSETS, LESS LIABILITIES
(2.6%)                                                                8,827,706
                                                                  -------------
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-11.4%)                  (37,687,675)
                                                                  -------------
NET ASSETS (100.0%)                                               $ 329,719,484
                                                                  -------------

NOTES TO SCHEDULE OF INVESTMENTS

* 144A SECURITIES ARE THOSE THAT ARE EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES ARE GENERALLY ISSUED TO QUALIFIED INSTITUTIONAL BUYERS ( "QIBS "), SUCH AS THE FUND. ANY RESALE OF THESE SECURITIES MUST GENERALLY BE EFFECTED THROUGH A SALE THAT IS EXEMPT FROM REGISTRATION (E.G. A SALE TO ANOTHER QIB), OR THE SECURITY MUST BE REGISTERED FOR PUBLIC SALE. AT JUNE 30, 2005, THE MARKET VALUE OF 144A SECURITIES THAT COULD NOT BE EXCHANGED TO THE REGISTERED FORM WAS $23,754,467 OR 7.2% OF NET ASSETS.

#     NON-INCOME PRODUCING SECURITY.

^     SECURITY, OR PORTION OF SECURITY, IS ON LOAN.

+ SECURITY IS PURCHASED AT A PRICE THAT TAKES INTO ACCOUNT THE VALUE, IF ANY, OF ACCRUED BUT UNPAID INTEREST.

++ VARIABLE RATE SECURITY. THE INTEREST RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2005.

* SECURITY HAS BEEN PRICED AT A FAIR VALUE FOLLOWING PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, AND AT JUNE 30, 2005 INVOLVED THE USE OF ESTIMATES AND ASSUMPTIONS AS DETERMINED BY MANAGEMENT PERSONNEL WITHOUT THE UTILIZATION OF AN INDEPENDENT THIRD PARTY PRICING SERVICE.

FOREIGN CURRENCY ABBREVIATIONS

AUD   Australian Dollar
CAD   Canadian Dollar
CHF   Swiss Franc
EUR   European Monetary Unit
GBP   British Pound Sterling
HKD   Hong Kong Dollar
JPY   Japanese Yen
SEK   Swedish Krona
SGD   Singapore Dollar

NOTE: MARKET VALUE FOR SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE SHOWN IN U.S. DOLLARS.

                See accompanying notes to Schedule of Investments

                          GLOBAL GROWTH AND INCOME FUND

               COUNTRY ALLOCATION
------------------------------------------------

    COUNTRY                    % OF PORTFOLIO
    -------                    --------------
United States                          27.89%
Japan                                  14.18%
Switzerland                            10.69%
United Kingdom                          8.69%
Taiwan                                  4.98%
Germany                                 3.63%
Finland                                 3.17%
Austria                                 2.95%
Australia                               2.76%
India                                   2.72%
Greece                                  1.85%
Ireland                                 1.48%
Hungary                                 1.46%
France                                  1.41%
Bermuda                                 1.35%
Spain                                   1.21%
Singapore                               1.11%
Sweden                                  1.10%
Hong Kong                               1.05%
Belgium                                 1.05%
Netherlands                             0.99%
Netherlands Antilles                    0.98%
Israel                                  0.88%
China                                   0.80%
Brazil                                  0.59%
Canada                                  0.56%
Italy                                   0.47%

TOTALS:                               100.00%

Country allocations are based on total investments (excluding short term investments and security lending collateral) and may vary over time.

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (1.8%)
                         CONSUMER DISCRETIONARY (0.1%)
$     6,000,000          Hasbro, Inc.
                         6.600%, 07/15/28                         $   6,489,348
                                                                  -------------
                         CONSUMER STAPLES (0.3%)
     11,030,000          Smithfield Foods, Inc.
                         7.750%, 05/15/13                            12,077,850
                                                                  -------------
                         HEALTH CARE (0.5%)
     24,000,000          Tenet Healthcare Corp.*^
                         9.250%, 02/01/15                            25,020,000
                                                                  -------------
                         INDUSTRIALS (0.6%)
     28,000,000          Hutchison Whampoa, Ltd.*^
                         6.250%, 01/24/14                            30,159,752
                                                                  -------------
                         UTILITIES (0.3%)
     19,632,000          Calpine Corp.^
                         8.500%, 05/01/08                            14,233,200
                                                                  -------------
                         TOTAL CORPORATE BONDS
                         (Cost $84,854,593)                          87,980,150
                                                                  -------------
CONVERTIBLE BONDS (48.3%)
                         CONSUMER DISCRETIONARY (9.5%)
     16,000,000          Aristocrat Leisure, Ltd.*
                         5.000%, 05/31/06                            25,069,079
     20,000,000          Caesars Entertainment, Inc.++
                         3.141%, 04/15/24                            25,286,000
                         Carnival Corp.
     40,700,000          0.000%, 10/24/21                            37,037,000
      6,275,000          2.000%, 04/15/21                             8,902,656
     13,500,000          CKE Restaurants, Inc.^
                         4.000%, 10/01/23                            22,528,125
     34,000,000          Eastman Kodak Company^
                         3.375%, 10/15/33                            36,635,000
     32,000,000          Goodyear Tire & Rubber Company*^
                         4.500%, 06/15/34                            44,680,000
        500,000          Hilton Hotels Corp.
                         3.375%, 04/15/23                               604,375
        200,000          Lamar Advertising Company
                         2.875%, 12/31/10                               206,000
                         Liberty Media Corp. (Time Warner)
     88,000,000          0.750%, 03/30/23^                           93,280,000
     17,720,000          0.750%, 03/30/23*                           18,783,200
     11,915,000          Lions Gate Entertainment Corp.*^
                         3.625%, 03/15/25                            12,049,044
     50,000,000          Omnicom Group, Inc.
                         0.000%, 02/07/31                            49,187,500
      4,000,000          Overstock.com, Inc.*^
                         3.750%, 12/01/11                             3,275,000
      9,930,000          Playboy Enterprises, Inc.*
                         3.000%, 03/15/25                             9,619,688
     56,000,000          Royal Caribbean Cruises, Ltd.^
                         0.000%, 02/02/21                            32,480,000
     21,000,000          Starwood Hotels & Resorts
                         Worldwide, Inc.
                         3.500%, 05/16/23                            25,278,750

 PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

$    34,800,000          Walt Disney Company^
                         2.125%, 04/15/23                         $  35,887,500
                                                                  -------------
                                                                    480,788,917
                                                                  -------------
                         CONSUMER STAPLES (1.0%)
     16,000,000          Bunge, Ltd.
                         3.750%, 11/15/22                            31,680,000
      9,750,000          Church & Dwight Company, Inc.*
                         5.250%, 08/15/33                            12,955,312
      6,200,000          Whole Foods Market, Inc.
                         0.000%, 03/02/18                             7,827,500
                                                                  -------------
                                                                     52,462,812
                                                                  -------------
                         ENERGY (6.2%)
     24,235,000          Cal Dive International, Inc.*
                         3.250%, 12/15/25                            26,840,262
        200,000          Diamond Offshore Drilling, Inc.^
                         1.500%, 04/15/31                               246,000
     20,660,000          Grey Wolf, Inc.^
                         3.750%, 05/07/23                            26,264,025
     75,000,000          Halliburton Company, Inc.
                         3.125%, 07/15/23                           104,062,500
                         Massey Energy Company^
     20,000,000          2.250%, 04/01/24                            25,875,000
     13,000,000          2.250%, 04/01/24*                           16,818,750
     50,000,000          Nabors Industries, Inc.^
                         0.000%, 06/15/23                            51,687,500
      7,450,000          OMI Corp.*
                         2.875%, 12/01/24                             6,975,063
     30,000,000          Schlumberger, NV (Schlumberger,
                         Ltd.)^
                         2.125%, 06/01/23                            33,825,000
     17,875,000          Veritas DGC, Inc.*++
                         2.660%, 03/15/24                            23,784,922
                                                                  -------------
                                                                    316,379,022
                                                                  -------------
                         FINANCIALS (8.6%)
     43,915,000          Bank of America Corp.
                         (NASDAQ 100)
                         0.250%, 01/26/10                            43,532,939
     22,350,000          BlackRock, Inc.*
                         2.625%, 02/15/35                            22,657,312
     14,895,000          CapitalSource, Inc.*
                         3.500%, 07/15/34                            13,554,450
     41,000,000          Deutsche Bank, LUX (USA
                         Interactive)*^++
                         3.410%, 05/01/12                            49,724,800
      1,000,000          Franklin Resources, Inc.
                         0.000%, 05/11/31                               731,250
                         HCC Insurance Holdings, Inc.
     10,500,000          1.300%, 04/01/23                            11,996,250
     10,000,000          2.000%, 09/01/21^                           12,087,500
     60,000,000          Host Marriott Corp.*
                         3.250%, 04/15/24                            66,825,000
     21,000,000          Lehman Brothers Holdings, Inc.
                         (Pacificare Health Systems, Humana)
                         0.250%, 12/06/11                            28,428,750
     20,000,000          Markel Corp.
                         0.000%, 06/05/31                             8,025,000

                See accompanying notes to Schedule of Investments

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

$    47,000,000          Merrill Lynch & Company, Inc.^
                         0.000%, 03/13/32                         $  47,117,500
     21,000,000          Morgan Stanley (Anadarko, Diamond)
                         0.250%, 12/30/11                            25,843,125
     75,000,000          Morgan Stanley (Bristol Myers,
                         Biogen, Merck)
                         0.250%, 04/01/09                            65,671,875
                         Providian Financial Corp.
     10,000,000          2.750%, 03/15/16                            12,425,000
      8,045,000          4.000%, 05/15/08^                           11,021,650
     10,900,000          Select Insurance Group^
                         1.615%, 09/24/32                             7,139,500
      5,815,000          Silicon Valley Bancshares*
                         0.000%, 06/15/08                             8,271,838
                                                                  -------------
                                                                    435,053,739
                                                                  -------------
                         HEALTH CARE (9.9%)
     26,300,000          Cephalon, Inc.^
                         0.000%, 06/15/33                            22,210,350
        600,000          Community Health Systems, Inc.
                         4.250%, 10/15/08                               694,500
     10,500,000          Conmed Corp.^
                         2.500%, 11/15/24                            10,696,875
                         Cytyc Corp.^
     18,808,000          2.250%, 03/15/24*                           18,478,860
      8,592,000          2.250%, 03/15/24                             8,441,640
                         First Horizon Pharmaceutical Corp.^
      9,700,000          1.750%, 03/08/24                             9,651,500
      5,462,000          1.750%, 03/08/24*                            5,434,690
     14,900,000          Genesis Healthcare Corp.*^
                         2.500%, 03/15/25                            16,036,125
     22,500,000          Health Management Associates, Inc.^
                         1.500%, 08/01/23                            24,412,500
     22,000,000          Henry Schein, Inc.^
                         3.000%, 08/15/34                            24,695,000
     19,015,000          Integra LifeSciences Holdings Corp.*
                         2.500%, 03/15/08                            19,846,906
     53,000,000          Invitrogen Corp.^
                         1.500%, 02/15/24                            51,277,500
     45,000,000          IVAX Corp.^
                         1.875%, 12/15/24                            52,031,250
     48,000,000          Medtronic, Inc.^
                         1.250%, 09/15/21                            47,820,000
                         SFBC International, Inc.
     19,263,000          2.250%, 08/15/24*                           22,007,977
      8,585,000          2.250%, 08/15/24^                            9,808,363
                         Teva Pharmaceutical Industries, Ltd.^
     34,000,000          0.250%, 02/01/24                            33,872,500
     20,500,000          0.500%, 02/01/24                            20,192,500
     45,000,000          Thoratec Corp.^
                         1.380%, 05/16/34                            26,325,000
        700,000          Universal Health Services, Inc.
                         0.426%, 06/23/20                               497,000
     27,000,000          Valeant Pharmaceuticals
                         International^
                         4.000%, 11/15/13                            23,253,750

 PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

$    30,292,000          WebMD Corp.^
                         1.750%, 06/15/23                         $  28,171,560
     23,500,000          Wyeth^++
                         2.390%, 01/15/24                            24,185,965
                                                                  -------------
                                                                    500,042,311
                                                                  -------------
                         INDUSTRIALS (3.6%)
     18,750,000          Armor Holdings, Inc.^
                         2.000%, 11/01/24                            18,328,125
        450,000          CSX Corp.^
                         0.000%, 10/30/21                               392,062
     46,350,000          Lockheed Martin Corp.^++
                         3.018%, 08/15/33                            49,567,154
     40,000,000          Roper Industries, Inc.^
                         1.481%, 01/15/34                            20,850,000
     19,500,000     EUR  Siemens Finance, BV
                         1.375%, 06/04/10                            26,884,343
      4,900,000          Titan International, Inc.*^
                         5.250%, 07/26/09                             6,125,000
                         Tyco International, Ltd.
     31,500,000          3.125%, 01/15/23*                           43,706,250
      9,000,000          2.750%, 01/15/18                            11,655,000
      3,970,000          United Industrial Corp.*^
                         3.750%, 09/15/24                             4,466,250
                                                                  -------------
                                                                    181,974,184
                                                                  -------------
                         INFORMATION TECHNOLOGY (5.3%)
     26,000,000          ADC Telecommunications, Inc.^
                         1.000%, 06/15/08                            25,805,000
     41,300,000          Anixter International, Inc.
                         0.000%, 07/07/33                            22,147,125
                         BearingPoint, Inc.^,*
     18,000,000          2.500%, 12/15/24                            15,975,000
      5,000,000          2.750%, 12/15/24                             4,356,250
     15,000,000          CSG Systems International, Inc.*
                         2.500%, 06/15/24                            13,893,750
     17,350,000          Digital River, Inc.*
                         1.250%, 01/01/24                            17,241,562
     27,000,000          Euronet Worldwide, Inc.*
                         1.625%, 12/15/24                            29,058,750
        500,000          Fair Isaac Corp.
                         1.500%, 08/15/23                               508,750
     10,373,000          Harris Corp.
                         3.500%, 08/15/22                            15,131,614
     16,500,000          Juniper Networks, Inc.*^
                         0.000%, 06/15/08                            22,006,875
      7,450,000          M-Systems Flash Disk Pioneers Ltd.*^
                         1.000%, 03/15/35                             6,593,250
     16,500,000          Micron Technology, Inc.^
                         2.500%, 02/01/10                            16,541,250
     25,000,000          Serena Software, Inc.^
                         1.500%, 12/15/23                            25,406,250
     54,500,000          Sybase, Inc.*^
                         1.750%, 02/22/25                            52,251,875
                                                                  -------------
                                                                    266,917,301
                                                                  -------------
                         MATERIALS (1.9%)
     40,250,000          Anglo American, PLC
                         3.375%, 04/17/07                            44,628,860

                See accompanying notes to Schedule of Investments

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

$    20,000,000          Century Aluminum Company*
                         1.750%, 08/01/24                        $   18,050,000
                         Freeport-McMoRan Copper & Gold, Inc.
     11,000,000          7.000%, 02/11/11                            15,070,000
      4,000,000          7.000%, 02/11/11^*                           5,480,000
     15,000,000          Inco, Ltd.^
                         0.000%, 03/29/21                            15,150,000
                                                                 --------------
                                                                     98,378,860
                                                                 --------------
                         TELECOMMUNICATION SERVICES (1.8%)
     19,450,000          Nextel Partners, Inc.^
                         1.500%, 11/15/08                            38,681,188
     39,600,000          NII Holdings, Inc.^
                         2.875%, 02/01/34                            53,163,000
                                                                 --------------
                                                                     91,844,188
                                                                 --------------
                         UTILITIES (0.5%)
     12,000,000     GBP  Scottish and Southern Energy, PLC
                         3.750%, 10/29/09                            24,818,194
                                                                 --------------
                         TOTAL CONVERTIBLE BONDS
                         (Cost $2,348,853,116)                    2,448,659,528
                                                                 --------------

   NUMBER OF
    SHARES                                                                VALUE
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS (10.2%)
                         CONSUMER DISCRETIONARY (1.5%)
      1,925,000          Ford Motor Company Capital
                         Trust II
                         6.500%                                      77,635,250
                                                                 --------------
                         ENERGY (3.7%)
        280,000          Amerada Hess Corp.
                         7.000%                                      25,656,400
        200,000          Chesapeake Energy Corp.*
                         5.000%                                      22,875,000
      1,750,000          Valero Energy Corp.
                         2.000%                                     137,593,750
                                                                 --------------
                                                                    186,125,150
                                                                 --------------
                         FINANCIALS (3.1%)
      9,960,000          Fortis, NV (Assurant)*
                         7.750%                                      10,905,593
        760,000          Genworth Financial, Inc.
                         6.000%                                      26,106,000
        300,000          Hartford Financial Services
                         Group, Inc.
                         7.000%                                      20,760,000
        676,000          IndyMac Bancorp, Inc.
                         6.000%                                      44,937,100
        490,750          Morgan Stanley (Nuveen
                         Investments)
                         5.875%                                      18,077,267
        666,000          Washington Mutual, Inc.
                         5.375%                                      35,298,000
                                                                 --------------
                                                                    156,083,960
                                                                 --------------
                         HEALTH CARE (0.4%)
        420,000          Baxter International, Inc.
                         7.000%                                      23,221,800
                                                                 --------------

   NUMBER OF
    SHARES                                                                VALUE
--------------------------------------------------------------------------------

                         INDUSTRIALS (0.5%)
      9,000,000     GBP  BAE Systems, PLC
                         7.750%                                  $   23,241,881
                                                                 --------------
                         INFORMATION TECHNOLOGY (0.6%)
         31,000          Lucent Technologies, Inc.
                         7.750%                                      30,170,750
                                                                 --------------
                         MATERIALS (0.4%)
        102,000          Phelps Dodge Corp.
                         6.750%                                      20,017,500
                                                                 --------------
                         TOTAL CONVERTIBLE
                         PREFERRED STOCKS
                         (Cost $399,489,114)                        516,496,291
                                                                 --------------
COMMON STOCKS (37.7%)
                         CONSUMER DISCRETIONARY (7.8%)
        447,000          Carnival Corp.^                             24,383,850
         56,100          Genuine Parts Company                        2,305,149
      1,030,000          H&R Block, Inc.^                            60,100,500
      1,300,000          Home Depot, Inc.                            50,570,000
        625,000          Jack in the Box, Inc.#^                     23,700,000
        565,000          Omnicom Group, Inc.^                        45,120,900
        550,000          Reebok International, Ltd.^                 23,006,500
        887,500          Starbucks Corp.#                            45,848,250
      2,600,000          Walt Disney Company^                        65,468,000
      1,030,000          YUM! Brands, Inc.                           53,642,400
                                                                 --------------
                                                                    394,145,549
                                                                 --------------
                         CONSUMER STAPLES (1.5%)
      3,500,000          Archer-Daniels-Midland Company^             74,830,000
                                                                 --------------
                         ENERGY (3.3%)
        345,000          Anadarko Petroleum Corp.                    28,341,750
        700,000          Forest Oil Corp.#^                          29,400,000
        410,000          Nabors Industries Ltd.#^                    24,854,200
        700,000          Noble Energy, Inc.^                         52,955,000
        982,221          XTO Energy, Inc.                            33,385,692
                                                                 --------------
                                                                    168,936,642
                                                                 --------------
                         FINANCIALS (3.8%)
        430,000          Allstate Corp.^                             25,692,500
        145,000          BlackRock, Inc.                             11,665,250
        450,000          Goldman Sachs Group, Inc.^                  45,909,000
        693,840          Prudential Financial, Inc.                  45,557,534
      1,600,000          Washington Mutual, Inc.^                    65,104,000
                                                                 --------------
                                                                    193,928,284
                                                                 --------------
                         HEALTH CARE (5.2%)
        250,000          Alcon, Inc.^                                27,337,500
      1,400,000          HCA, Inc.^                                  79,338,000
      2,320,000          UnitedHealth Group, Inc.                   120,964,800
        524,400          WellPoint, Inc.#                            36,519,216
                                                                 --------------
                                                                    264,159,516
                                                                 --------------
                         INDUSTRIALS (4.5%)
        835,000          Boeing Company                              55,110,000
      1,500,000          Burlington Northern Santa Fe Corp.          70,620,000
        572,001          L-3 Communications Holdings^                43,803,836
      1,101,928          Labor Ready, Inc.#^                         25,685,942
        850,000          Raytheon Company                            33,252,000
                                                                 --------------
                                                                    228,471,778
                                                                 --------------

                See accompanying notes to Schedule of Investments

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

   NUMBER OF
    SHARES                                                                VALUE
--------------------------------------------------------------------------------

                         INFORMATION TECHNOLOGY (9.0%)
        600,000          Anixter International, Inc.#^           $   22,302,000
      2,560,000          Autodesk, Inc.                              87,987,200
      1,350,000          Infosys Technologies, Ltd.^                104,584,500
      1,400,000          Juniper Networks, Inc.#^                    35,252,000
      2,276,000          Microsoft Corp.                             56,535,840
      1,517,355          Motorola, Inc.                              27,706,902
      4,500,000     EUR  Nokia Corp.                                 74,884,205
      1,700,000          NVIDIA Corp.#^                              45,424,000
                                                                 --------------
                                                                    454,676,647
                                                                 --------------
                         UTILITIES (2.6%)
      8,000,000          AES Corp.#^                                131,040,000
                                                                 --------------
                         TOTAL COMMON STOCKS
                         (Cost $1,503,421,016)                    1,910,188,416
                                                                 --------------

 PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (1.7%)
    $37,083,000          Citigroup, Inc.
                         3.320%, 07/01/05                            37,083,000
     50,000,000          UBS Finance, Inc.
                         3.320%, 07/01/05                            50,000,000
                                                                 --------------
                         TOTAL SHORT-TERM INVESTMENTS
                         (Cost $87,083,000)                          87,083,000
                                                                 --------------

   NUMBER OF
    SHARES                                                                VALUE
--------------------------------------------------------------------------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (15.0%)
    761,819,457          Bank of New York Institutional Cash
                         Reserve Fund
                         current rate 3.319%
                         (Cost $761,819,457)                        761,819,457
                                                                 --------------
TOTAL INVESTMENTS (114.7%)
(Cost $5,185,520,296)                                             5,812,226,842
                                                                 --------------
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-15.0%)                 (761,819,457)
                                                                 --------------
OTHER ASSETS, LESS LIABILITIES
(0.3%)                                                               17,098,602
                                                                 --------------
NET ASSETS (100.0%)                                              $5,067,505,987
                                                                 --------------

NOTES TO SCHEDULE OF INVESTMENTS

NOTE: MARKET VALUE FOR SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE SHOWN IN U.S. DOLLARS.

^     SECURITY, OR PORTION OF SECURITY, IS ON LOAN.

* 144A SECURITIES ARE THOSE THAT ARE EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES ARE GENERALLY ISSUED TO QUALIFIED INSTITUTIONAL BUYERS ("QIBS"), SUCH AS THE FUND. ANY RESALE OF THESE SECURITIES MUST GENERALLY BE EFFECTED THROUGH A SALE THAT IS EXEMPT FROM REGISTRATION (E.G. A SALE TO ANOTHER QIB), OR THE SECURITY MUST BE REGISTERED FOR PUBLIC SALE. AT JUNE 30, 2005, THE MARKET VALUE OF 144A SECURITIES THAT COULD NOT BE EXCHANGED TO THE REGISTERED FORM WAS $395,810,141 OR 7.8% OF NET ASSETS.

++ VARIABLE RATE SECURITY. THE INTEREST RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2005.

#     NON-INCOME PRODUCING SECURITY.

* SECURITY HAS BEEN PRICED AT A FAIR VALUE FOLLOWING PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, AND AT JUNE 30, 2005 INVOLVED THE USE OF ESTIMATES AND ASSUMPTIONS AS DETERMINED BY MANAGEMENT PERSONNEL WITHOUT THE UTILIZATION OF AN INDEPENDENT THIRD PARTY PRICING SERVICE.

FOREIGN CURRENCY ABBREVIATIONS

EUR         European Monetary Unit
GBP         British Pound Sterling


                See accompanying notes to Schedule of Investments

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (55.3%)
                     CONSUMER DISCRETIONARY (14.9%)
$     564,000        Aztar Corp.^
                     7.875%, 06/15/14                             $     599,250
      940,000        CanWest Media, Inc.^
                     7.625%, 04/15/13                                 1,010,500
      304,000        DIRECTV Financing Company, Inc.^
                     8.375%, 03/15/13                                   338,200
    1,410,000   GBP  EMI Group, PLC
                     9.750%, 05/20/08                                 2,775,539
                     General Motors Corp.^
      564,000        8.250%, 07/15/23                                   469,530
      188,000        7.125%, 07/15/13                                   169,200
                     Goodyear Tire & Rubber Company
    1,410,000        7.857%, 08/15/11^                                1,378,275
    1,410,000        7.000%, 03/15/28                                 1,106,850
      470,000        Houghton Mifflin Company^
                     9.875%, 02/01/13                                   504,075
      822,000        Hovnanian Enterprises, Inc.^
                     7.750%, 05/15/13                                   858,990
      940,000        IMAX Corp.
                     9.625%, 12/01/10                                   991,700
      940,000        Intrawest Corp.
                     7.500%, 10/15/13                                   969,375
      601,000        Isle of Capri Casinos, Inc.
                     9.000%, 03/15/12                                   656,592
    1,457,000        Jarden Corp.
                     9.750%, 05/01/12                                 1,542,599
    1,691,000        La Quinta, Corp.
                     8.875%, 03/15/11                                 1,836,849
    1,410,000        Landry's Restaurants, Inc.
                     7.500%, 12/15/14                                 1,371,225
      940,000        Mandalay Resort Group^
                     7.625%, 07/15/13                                   996,400
    1,879,000        NCL Holding, ASA*
                     10.625%, 07/15/14                                1,987,042
    2,349,000        Oxford Industries, Inc.
                     8.875%, 06/01/11                                 2,525,175
      235,000        Phillips-Van Heusen Corp.
                     8.125%, 05/01/13                                   255,562
    1,410,000        Pinnacle Entertainment, Inc.^
                     8.750%, 10/01/13                                 1,501,650
      141,000        RH Donnelley Financial Corp.*
                     10.875%, 12/15/12                                  164,618
      940,000   CAD  Rogers Cable, Inc.
                     7.250%, 12/15/11                                   803,632
      940,000   CAD  Rogers Wireless, Inc.
                     7.625%, 12/15/11                                   826,648
      282,000        Russell Corp.
                     9.250%, 05/01/10                                   298,920
    1,128,000        Vail Resorts, Inc.
                     6.750%, 02/15/14                                 1,150,560
      940,000   GBP  Warner Music Group
                     8.125%, 04/15/14                                 1,722,028
                     WCI Communities, Inc.
    1,879,000        6.625%, 03/15/15                                 1,728,680

 PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

$     846,000        7.875%, 10/01/13                             $     850,230
                                                                  -------------
                                                                     31,389,894
                                                                  -------------
                     CONSUMER STAPLES (6.7%)
    1,879,000        Central Garden & Pet Company^
                     9.125%, 02/01/13                                 2,029,320
    1,034,000        Chattem, Inc.^
                     7.000%, 03/01/14                                 1,072,775
                     Dole Food Company, Inc.
      940,000        7.250%, 06/15/10                                   958,800
      469,000        8.875%, 03/15/11                                   503,002
    2,349,000        Jean Coutu Group, Inc.^
                     8.500%, 08/01/14                                 2,331,382
      846,000        Playtex Products, Inc.
                     8.000%, 03/01/11                                   908,393
                     Rayovac Corp.^
    1,738,000        8.500%, 10/01/13                                 1,824,900
      470,000        7.375%, 02/01/15*                                  457,075
      940,000        Revlon, Inc.
                     9.500%, 04/01/11                                   893,000
    2,349,000        Smithfield Foods, Inc.
                     7.750%, 05/15/13                                 2,572,155
      519,000        WH Intermediate Holdings, Ltd.
                     9.500%, 04/01/11                                   557,925
                                                                  -------------
                                                                     14,108,727
                                                                  -------------
                     ENERGY (7.3%)
      940,000        Chesapeake Energy Corp.^
                     6.875%, 01/15/16                                   984,650
    1,410,000        Comstock Resources, Inc.
                     6.875%, 03/01/12                                 1,431,150
    1,410,000        Giant Industries, Inc.
                     8.000%, 05/15/14                                 1,476,975
    1,691,000        KCS Energy, Inc.
                     7.125%, 04/01/12                                 1,733,275
    1,214,000        Paramount Resources Ltd.
                     8.500%, 01/31/13                                 1,220,070
    2,537,000        Petroleo Brasileiro, SA
                     8.375%, 12/10/18                                 2,708,247
      940,000        Range Resources Corp.^
                     7.375%, 07/15/13                                 1,005,800
    1,410,000        Stone Energy Corp.
                     6.750%, 12/15/14                                 1,378,275
    1,410,000        Swift Energy Company
                     9.375%, 05/01/12                                 1,526,325
    1,879,000        Williams Companies, Inc.^
                     7.750%, 06/15/31                                 2,080,993
                                                                  -------------
                                                                     15,545,760
                                                                  -------------
                     FINANCIALS (3.4%)
      940,000        Host Marriott Corp.^
                     7.125%, 11/01/13                                   984,650
    2,349,000        Leucadia National Corp.
                     7.000%, 08/15/13                                 2,360,745
      282,000        Omega Healthcare Investors, Inc.
                     7.000%, 04/01/14                                   285,525
    1,410,000        Refco Group Ltd.
                     9.000%, 08/01/12                                 1,501,650

                See accompanying notes to Schedule of Investments

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

$   1,879,000        Senior Housing Properties Trust
                     7.875%, 04/15/15                             $   2,019,925
                                                                  -------------
                                                                      7,152,495
                                                                  -------------
                     HEALTH CARE (5.4%)
    1,597,000        Ameripath, Inc.^
                     10.500%, 04/01/13                                1,624,947
    1,879,000        Ardent Health Services, Inc.
                     10.000%, 08/15/13                                2,280,636
    1,184,000        Bausch & Lomb, Inc.
                     7.125%, 08/01/28                                 1,268,064
      940,000        Beverly Enterprises, Inc.
                     7.875%, 06/15/14                                 1,029,300
      940,000        Bio-Rad Laboratories, Inc.
                     7.500%, 08/15/13                                 1,010,500
      846,000        Quintiles Transnational Corp.
                     10.000%, 10/01/13                                  930,600
    1,597,000        Tenet Healthcare Corp.*
                     9.250%, 02/01/15                                 1,664,873
    1,410,000        Vanguard Health Systems, Inc.
                     9.000%, 10/01/14                                 1,529,850
                                                                  -------------
                                                                     11,338,770
                                                                  -------------
                     INDUSTRIALS (7.2%)
      517,000        Accuride Corp.
                     8.500%, 02/01/15                                   507,952
      940,000        American Airlines, Inc.
                     7.250%, 02/05/09                                   878,900
    1,410,000        Armor Holdings, Inc.^
                     8.250%, 08/15/13                                 1,531,613
    2,820,000        CNH Global, NV*
                     9.250%, 08/01/11                                 2,975,100
      940,000        Gardner Denver, Inc.*
                     8.000%, 05/01/13                                   955,660
      752,000        General Cable Corp.
                     9.500%, 11/15/10                                   808,400
      470,000        Greenbrier Companies, Inc.*
                     8.375%, 05/15/15                                   480,575
    1,879,000        JLG Industries, Inc.
                     8.250%, 05/01/08                                 1,977,648
    1,879,000        Mobile Mini, Inc.
                     9.500%, 07/01/13                                 2,088,039
      564,000        Monitronics International, Inc.
                     11.750%, 09/01/10                                  589,380
    2,349,000        Terex Corp.^
                     7.375%, 01/15/14                                 2,442,960
                                                                  -------------
                                                                     15,236,227
                                                                  -------------
                     INFORMATION TECHNOLOGY (4.0%)
    1,879,000        Advanced Micro Devices, Inc.^
                     7.750%, 11/01/12                                 1,860,210
    1,879,000        Celestica, Inc.
                     7.625%, 07/01/13                                 1,893,093
    1,410,000        Freescale Semiconductor, Inc.
                     7.125%, 07/15/14                                 1,522,800
                     Iron Mountain, Inc.
      940,000        6.625%, 01/01/16^                                  874,200
      470,000    GBP 7.250%, 04/15/14*                                  791,543

  PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

$   1,597,000        Telcordia Technologies*
                     10.000%, 03/15/13                            $   1,501,180
                                                                  -------------
                                                                      8,443,026
                                                                  -------------
                     MATERIALS (5.9%)
      799,000        Aleris International, Inc.
                     10.375%, 10/15/10                                  880,898
      940,000        Arch Western Finance, LLC^
                     6.750%, 07/01/13                                   975,250
    2,819,000        Equistar Chemicals, LP
                     10.625%, 05/01/11                                3,125,566
    1,410,000        Neenah Paper, Inc.*^
                     7.375%, 11/15/14                                 1,374,750
      705,000        Novelis, Inc.*
                     7.250%, 02/15/15                                   711,169
    2,725,000        Polyone Corp.^
                     10.625%, 05/15/10                                2,895,313
    1,879,000        U.S. Concrete, Inc.^
                     8.375%, 04/01/14                                 1,775,655
                     Union Carbide Corp.
      470,000        7.875%, 04/01/23^                                  533,360
      235,000        7.500%, 06/01/25                                   260,257
                                                                  -------------
                                                                     12,532,218
                                                                  -------------
                     TELECOMMUNICATION SERVICES (0.5%)
      893,000        IPCS Escrow Company
                     11.500%, 05/01/12                                1,000,160
                                                                  -------------
                     TOTAL CORPORATE BONDS
                     (Cost $112,597,623)                            116,747,277
                                                                  -------------
CONVERTIBLE BONDS (15.8%)
                     CONSUMER DISCRETIONARY (4.3%)
    2,000,000        Hilton Hotels Corp.^
                     3.375%, 04/15/23                                 2,417,500
    2,500,000        Lions Gate Entertainment Corp.*
                     3.625%, 03/15/25                                 2,528,125
    1,500,000        Reebok International, Ltd.^
                     2.000%, 05/01/24                                 1,578,750
    2,500,000        Walt Disney Company^
                     2.125%, 04/15/23                                 2,578,125
                                                                  -------------
                                                                      9,102,500
                                                                  -------------
                     CONSUMER STAPLES (0.9%)
    1,500,000        Church & Dwight Company, Inc.^
                     5.250%, 08/15/33                                 1,993,125
                                                                  -------------
                     ENERGY (1.6%)
    3,000,000        Cal Dive International, Inc.*
                     3.250%, 12/15/25                                 3,322,500
                                                                  -------------
                     FINANCIALS (1.1%)
    2,500,000        CapitalSource, Inc.
                     3.500%, 07/15/34                                 2,275,000
                                                                  -------------
                     HEALTH CARE (2.6%)
    2,450,000        Invitrogen Corp.^
                     1.500%, 02/15/24                                 2,370,375
    3,500,000        Valeant Pharmaceuticals
                     International
                     4.000%, 11/15/13                                 3,014,375
                                                                  -------------
                                                                      5,384,750
                                                                  -------------

                See accompanying notes to Schedule of Investments

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

                     INDUSTRIALS (3.6%)
$   1,700,000        GATX Corp.
                     7.500%, 02/01/07                             $   1,982,625
    1,000,000        Quanta Services, Inc.
                     4.500%, 10/01/23                                 1,035,000
    4,200,000        Roper Industries, Inc.
                     1.481%, 01/15/34                                 2,189,250
    2,000,000        Titan International, Inc.^
                     5.250%, 07/26/09                                 2,500,000
                                                                  -------------
                                                                      7,706,875
                                                                  -------------
                     INFORMATION TECHNOLOGY (1.7%)
    3,000,000        CSG Systems International, Inc.^
                     2.500%, 06/15/24                                 2,778,750
      800,000        DST Systems, Inc.
                     4.125%, 08/15/23                                   915,000
                                                                  -------------
                                                                      3,693,750
                                                                  -------------
                     TOTAL CONVERTIBLE BONDS
                     (Cost $33,682,907)                              33,478,500
                                                                  -------------
SYNTHETIC CONVERTIBLE SECURITIES (4.2%)

                   CORPORATE BONDS (3.6%)

                     CONSUMER DISCRETIONARY (1.0%)
       36,000        Aztar Corp.^
                     7.875%, 06/15/14                                    38,250
       60,000        CanWest Media, Inc.^
                     7.625%, 04/15/13                                    64,500
       20,000        DIRECTV Financing Company, Inc.^
                     8.375%, 03/15/13                                    22,250
       90,000   GBP  EMI Group, PLC
                     9.750%, 05/20/08                                   177,162
                     General Motors Corp.^
       36,000        8.250%, 07/15/23                                    29,970
       12,000        7.125%, 07/15/13                                    10,800
                     Goodyear Tire & Rubber Company
       90,000        7.857%, 08/15/11^                                   87,975
       90,000        7.000%, 03/15/28                                    70,650
       30,000        Houghton Mifflin Company^
                     9.875%, 02/01/13                                    32,175
       53,000        Hovnanian Enterprises, Inc.^
                     7.750%, 05/15/13                                    55,385
       60,000        IMAX Corp.
                     9.625%, 12/01/10                                    63,300
       60,000        Intrawest Corp.
                     7.500%, 10/15/13                                    61,875
       39,000        Isle of Capri Casinos, Inc.
                     9.000%, 03/15/12                                    42,607
       93,000        Jarden Corp.
                     9.750%, 05/01/12                                    98,464
      109,000        La Quinta, Corp.
                     8.875%, 03/15/11                                   118,401
       90,000        Landry's Restaurants, Inc.
                     7.500%, 12/15/14                                    87,525
       60,000        Mandalay Resort Group^
                     7.625%, 07/15/13                                    63,600
      121,000        NCL Holding, ASA*
                     10.625%, 07/15/14                                  127,957

  PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

$     151,000        Oxford Industries, Inc.
                     8.875%, 06/01/11                             $     162,325
       15,000        Phillips-Van Heusen Corp.
                     8.125%, 05/01/13                                    16,312
       90,000        Pinnacle Entertainment, Inc.^
                     8.750%, 10/01/13                                    95,850
        9,000        RH Donnelley Financial Corp.*
                     10.875%, 12/15/12                                   10,508
       60,000   CAD  Rogers Cable, Inc.
                     7.250%, 12/15/11                                    51,296
       60,000   CAD  Rogers Wireless, Inc.
                     7.625%, 12/15/11                                    52,765
       18,000        Russell Corp.
                     9.250%, 05/01/10                                    19,080
       72,000        Vail Resorts, Inc.
                     6.750%, 02/15/14                                    73,440
       60,000   GBP  Warner Music Group
                     8.125%, 04/15/14                                   109,917
                     WCI Communities, Inc.
      121,000        6.625%, 03/15/15                                   111,320
       54,000        7.875%, 10/01/13                                    54,270
                                                                  -------------
                                                                      2,009,929
                                                                  -------------
                     CONSUMER STAPLES (0.4%)
      121,000        Central Garden & Pet Company^
                     9.125%, 02/01/13                                   130,680
       66,000        Chattem, Inc.^
                     7.000%, 03/01/14                                    68,475
                     Dole Food Company, Inc.
       60,000        7.250%, 06/15/10                                    61,200
       30,000        8.875%, 03/15/11                                    32,175
      151,000        Jean Coutu Group, Inc.^
                     8.500%, 08/01/14                                   149,867
       54,000        Playtex Products, Inc.
                     8.000%, 03/01/11                                    57,983
                     Rayovac Corp.^
      112,000        8.500%, 10/01/13                                   117,600
       30,000        7.375%, 02/01/15*                                   29,175
       60,000        Revlon, Inc.
                     9.500%, 04/01/11                                    57,000
      151,000        Smithfield Foods, Inc.
                     7.750%, 05/15/13                                   165,345
       33,000        WH Intermediate Holdings, Ltd.
                     9.500%, 04/01/11                                    35,475
                                                                  -------------
                                                                        904,975
                                                                  -------------
                     ENERGY (0.5%)
       60,000        Chesapeake Energy Corp.^
                     6.875%, 01/15/16                                    62,850
       90,000        Comstock Resources, Inc.
                     6.875%, 03/01/12                                    91,350
       90,000        Giant Industries, Inc.
                     8.000%, 05/15/14                                    94,275
      109,000        KCS Energy, Inc.
                     7.125%, 04/01/12                                   111,725
       78,000        Paramount Resources Ltd.
                     8.500%, 01/31/13                                    78,390
      163,000        Petroleo Brasileiro, SA
                     8.375%, 12/10/18                                   174,002

                See accompanying notes to Schedule of Investments

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

$      60,000        Range Resources Corp.^
                     7.375%, 07/15/13                             $      64,200
       90,000        Stone Energy Corp.
                     6.750%, 12/15/14                                    87,975
       90,000        Swift Energy Company
                     9.375%, 05/01/12                                    97,425
      121,000        Williams Companies, Inc.^
                     7.750%, 06/15/31                                   134,008
                                                                  -------------
                                                                        996,200
                                                                  -------------
                     FINANCIALS (0.2%)
       60,000        Host Marriott Corp.^
                     7.125%, 11/01/13                                    62,850
      151,000        Leucadia National Corp.
                     7.000%, 08/15/13                                   151,755
       18,000        Omega Healthcare Investors, Inc.
                     7.000%, 04/01/14                                    18,225
       90,000        Refco Group Ltd.
                     9.000%, 08/01/12                                    95,850
      121,000        Senior Housing Properties Trust
                     7.875%, 04/15/15                                   130,075
                                                                  -------------
                                                                        458,755
                                                                  -------------
                     HEALTH CARE (0.3%)
      103,000        Ameripath, Inc.^
                     10.500%, 04/01/13                                  104,802
      121,000        Ardent Health Services, Inc.
                     10.000%, 08/15/13                                  146,864
       76,000        Bausch & Lomb, Inc.
                     7.125%, 08/01/28                                    81,396
       60,000        Beverly Enterprises, Inc.
                     7.875%, 06/15/14                                    65,700
       60,000        Bio-Rad Laboratories, Inc.
                     7.500%, 08/15/13                                    64,500
       54,000        Quintiles Transnational Corp.
                     10.000%, 10/01/13                                   59,400
      103,000        Tenet Healthcare Corp.*
                     9.250%, 02/01/15                                   107,378
       90,000        Vanguard Health Systems, Inc.
                     9.000%, 10/01/14                                    97,650
                                                                  -------------
                                                                        727,690
                                                                  -------------
                     INDUSTRIALS (0.5%)
       33,000        Accuride Corp.
                     8.500%, 02/01/15                                    32,422
       60,000        American Airlines, Inc.
                     7.250%, 02/05/09                                    56,100
       90,000        Armor Holdings, Inc.^
                     8.250%, 08/15/13                                    97,762
      180,000        CNH Global, NV*
                     9.250%, 08/01/11                                   189,900
       60,000        Gardner Denver, Inc.*
                     8.000%, 05/01/13                                    61,000
       48,000        General Cable Corp.
                     9.500%, 11/15/10                                    51,600
       30,000        Greenbrier Companies, Inc.*
                     8.375%, 05/15/15                                    30,675
      121,000        JLG Industries, Inc.
                     8.250%, 05/01/08                                   127,353

  PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

$     121,000        Mobile Mini, Inc.
                     9.500%, 07/01/13                             $     134,461
       36,000        Monitronics International, Inc.
                     11.750%, 09/01/10                                   37,620
      151,000        Terex Corp.^
                     7.375%, 01/15/14                                   157,040
                                                                  -------------
                                                                        975,933
                                                                  -------------
                     INFORMATION TECHNOLOGY (0.3%)
      121,000        Advanced Micro Devices, Inc.^
                     7.750%, 11/01/12                                   119,790
      121,000        Celestica, Inc.
                     7.625%, 07/01/13                                   121,908
       90,000        Freescale Semiconductor, Inc.
                     7.125%, 07/15/14                                    97,200
                     Iron Mountain, Inc.
       60,000        6.625%, 01/01/16^                                   55,800
       30,000    GBP 7.250%, 04/15/14*                                   50,524
      103,000        Telcordia Technologies*
                     10.000%, 03/15/13                                   96,820
                                                                  -------------
                                                                        542,042
                                                                  -------------
                     MATERIALS (0.4%)
       51,000        Aleris International, Inc.
                     10.375%, 10/15/10                                   56,227
       60,000        Arch Western Finance, LLC^
                     6.750%, 07/01/13                                    62,250
      181,000        Equistar Chemicals, LP
                     10.625%, 05/01/11                                  200,684
       90,000        Neenah Paper, Inc.*^
                     7.375%, 11/15/14                                    87,750
       45,000        Novelis, Inc.*
                     7.250%, 02/15/15                                    45,394
      175,000        Polyone Corp.^
                     10.625%, 05/15/10                                  185,938
      121,000        U.S. Concrete, Inc.^
                     8.375%, 04/01/14                                   114,345
                     Union Carbide Corp.
       30,000        7.875%, 04/01/23^                                   34,044
       15,000        7.500%, 06/01/25                                    16,612
                                                                  -------------
                                                                        803,244
                                                                  -------------
                     TELECOMMUNICATION SERVICES (0.0%)
       57,000        IPCS Escrow Company
                     11.500%, 05/01/12                                   63,840
                                                                  -------------

                       TOTAL CORPORATE BONDS                          7,482,608
                                                                  -------------

   NUMBER OF
   CONTRACTS                                                              VALUE
--------------------------------------------------------------------------------
                   OPTIONS (0.6%)
                     CONSUMER DISCRETIONARY (0.3%)
          100        eBay, Inc.#
                     Call, 01/20/07, Strike $42.50                       32,400
          445        Home Depot, Inc.#
                     Call, 01/20/07, Strike $40.00                      204,700
          430        YUM! Brands, Inc.#
                     Call, 01/20/07, Strike $50.00                      337,550
                                                                  -------------
                                                                        574,650
                                                                  -------------

                See accompanying notes to Schedule of Investments

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

   NUMBER OF
   CONTRACTS                                                              VALUE
--------------------------------------------------------------------------------

                 FINANCIALS (0.2%)
          600    Allstate Corp.#
                 Call, 01/20/07, Strike $55.00                   $      522,000
                                                                  -------------
                 INFORMATION TECHNOLOGY (0.1%)
          300    Apple Computer, Inc.#
                 Call, 01/20/07, Strike $37.50                          234,000
                                                                  -------------

                   TOTAL OPTIONS                                      1,330,650
                                                                  -------------
                 TOTAL SYNTHETIC CONVERTIBLE
                 SECURITIES
                 (Cost $8,462,869)                                    8,813,258
                                                                  -------------

   NUMBER OF
    SHARES                                                                VALUE
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS (22.2%)
                     CONSUMER DISCRETIONARY (3.2%)
      166,500        Ford Motor Company Capital
                     Trust II
                     6.500%                                           6,714,945
                                                                  -------------
                     CONSUMER STAPLES (2.8%)
      165,000        Albertson's, Inc.
                     7.250%                                           3,691,050
       50,000        Constellation Brands, Inc.
                     5.750%                                           2,235,000
                                                                  -------------
                                                                      5,926,050
                                                                  -------------
                     ENERGY (1.1%)
       20,000        Chesapeake Energy Corp.*
                     5.000%                                           2,287,500
                                                                  -------------
                     FINANCIALS (8.8%)
       80,000        Chubb Corp.
                     7.000%                                           2,540,800
    2,500,000        Fortis, NV (Assurant)*
                     7.750%                                           2,737,347
       35,000        Hartford Financial Services
                     Group, Inc.
                     7.000%                                           2,422,000
       75,000        Lazard, Ltd.
                     6.625%                                           1,828,500
       40,000        Lehman Brothers Holdings, Inc.
                     6.250%                                           1,014,000
       90,000        Merrill Lynch & Company, Inc.
                     6.750%                                           3,312,450
       40,000        National Australia Bank, Ltd.
                     7.875%                                           1,560,000
       60,000        Washington Mutual, Inc.
                     5.375%                                           3,180,000
                                                                  -------------
                                                                     18,595,097
                                                                  -------------
                     HEALTH CARE (1.2%)
       45,000        Baxter International, Inc.
                     7.000%                                           2,488,050
                                                                  -------------
                     INDUSTRIALS (2.9%)
    1,200,000   GBP  BAE Systems, PLC
                     7.750%                                           3,098,918

   NUMBER OF
    SHARES                                                                VALUE
--------------------------------------------------------------------------------

       25,000        Northrop Grumman Corp.
                     7.000%                                       $   3,125,000
                                                                  -------------
                                                                      6,223,918
                                                                  -------------
                     UTILITIES (2.2%)
       35,000        CenterPoint Energy, Inc.++
                     2.000%                                           1,178,555
       50,000        TXU Corp.
                     8.125%                                           3,375,000
                                                                  -------------
                                                                      4,553,555
                                                                  -------------
                     TOTAL CONVERTIBLE PREFERRED
                     STOCKS
                     (Cost $44,840,976)                              46,789,115
                                                                  -------------
PREFERRED STOCK (0.4%)
                     CONSUMER DISCRETIONARY (0.4%)
       35,000        Tommy Hilfiger Corp.
                     9.000%
                     (Cost $930,053)                                    899,850
                                                                  -------------

   PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT (1.4%)
  $ 2,968,000        Citigroup, Inc.
                     3.320%, 07/01/05
                     (Cost $2,968,000)                                2,968,000
                                                                  -------------

   NUMBER OF
    SHARES                                                                VALUE
--------------------------------------------------------------------------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (21.6%)
   45,574,390        Bank of New York Institutional
                     Cash Reserve Fund
                     current rate 3.319%
                     (Cost $45,574,390)                              45,574,390
                                                                  -------------
TOTAL INVESTMENTS (120.9%)
(Cost $249,056,818)                                                 255,270,390
                                                                  -------------
PAYABLE UPON RETURN OF SECURITIES ON LOAN
(-21.6%)                                                            (45,574,390)
                                                                  -------------
OTHER ASSETS, LESS LIABILITIES
(0.7%)                                                                1,420,570
                                                                  -------------
NET ASSETS (100.0%)                                               $ 211,116,570
                                                                  -------------

NOTES TO SCHEDULE OF INVESTMENTS

NOTE: MARKET VALUE FOR SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE SHOWN IN U.S. DOLLARS.

* 144A SECURITIES ARE THOSE THAT ARE EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES ARE GENERALLY ISSUED TO QUALIFIED INSTITUTIONAL BUYERS ( "QIBS "), SUCH AS THE FUND. ANY RESALE OF THESE SECURITIES MUST GENERALLY BE EFFECTED THROUGH A SALE THAT IS EXEMPT FROM REGISTRATION (E.G. A SALE TO ANOTHER QIB), OR THE SECURITY MUST BE REGISTERED FOR PUBLIC SALE. AT JUNE 30, 2005, THE MARKET VALUE OF 144A SECURITIES THAT COULD NOT BE EXCHANGED TO THE REGISTERED FORM WAS $19,785,387 OR 9.4% OF NET ASSETS.

#           NON-INCOME PRODUCING SECURITY.

^     SECURITY, OR PORTION OF SECURITY, IS ON LOAN.

                See accompanying notes to Schedule of Investments

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)


++ VARIABLE RATE SECURITY. THE INTEREST RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2005.

FOREIGN CURRENCY ABBREVIATIONS

CAD        Canadian Dollar
GBP        British Pound Sterling

                See accompanying notes to Schedule of Investments

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

CONVERTIBLE BONDS (71.6%)

                      CONSUMER DISCRETIONARY (10.9%)
$   18,500,000        Carnival Corp.
                      0.000%, 10/24/21                            $  16,835,000
    10,400,000        Goodyear Tire & Rubber Company*
                      4.500%, 06/15/34                               14,521,000
     3,000,000        Grey Global Group, Inc.*
                      5.000%, 10/15/33                                3,570,020
                      Liberty Media Corp. (Time Warner)
    17,720,000        0.750%, 03/30/23*                              18,783,200
     8,000,000        0.750%, 03/30/23^                               8,480,000
                      Omnicom Group, Inc.
    16,500,000        0.000%, 06/15/33                               16,170,000
     2,400,000        0.000%, 02/07/31^                               2,361,000
                      Reebok International, Ltd.^
     8,200,000        2.000%, 05/01/24                                8,630,500
     8,106,000        2.000%, 05/01/24*                               8,531,565
     7,170,000        Scientific Games Corp.*
                      0.750%, 12/01/24                                7,779,450
    10,000,000        Walt Disney Company^
                      2.125%, 04/15/23                               10,312,500
                                                                  -------------
                                                                    115,974,235
                                                                  -------------
                      CONSUMER STAPLES (1.4%)
     2,625,000        Bunge, Ltd.
                      3.750%, 11/15/22                                5,197,500
                      Church & Dwight Company, Inc.
     4,000,000        5.250%, 08/15/33*                               5,315,000
     3,000,000        5.250%, 08/15/33^                               3,986,250
                                                                  -------------
                                                                     14,498,750
                                                                  -------------
                      ENERGY (7.5%)
     7,000,000        Cooper Cameron Corp.*^
                      1.500%, 05/15/24                                7,735,000
     5,600,000        Diamond Offshore Drilling, Inc.^
                      1.500%, 04/15/31                                6,888,000
                      Halliburton Company, Inc.
     6,300,000        3.125%, 07/15/23*,^                             8,741,250
     4,300,000        3.125%, 07/15/23                                5,966,250
    16,000,000        Nabors Industries, Inc.^
                      0.000%, 06/15/23                               16,540,000
    15,000,000        Schlumberger, NV
                      (Schlumberger, Ltd.)^
                      2.125%, 06/01/23                               16,912,500
    13,000,000        Veritas DGC, Inc.*++
                      2.660%, 03/15/24                               17,298,125
                                                                  -------------
                                                                     80,081,125
                                                                  -------------
                      FINANCIALS (12.8%)
     8,700,000        Americredit Corp.*
                      1.750%, 11/15/23                               12,495,375
    12,000,000        Bank of America Corp.
                      (NASDAQ 100)
                      0.250%, 01/26/10                               11,895,600
     2,500,000        CapitalSource, Inc.^
                      3.500%, 07/15/34                                2,275,000
    13,000,000        Financial Federal Corp.*
                      2.000%, 04/15/34                               12,723,750


  PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

                         HCC Insurance Holdings, Inc.
$    5,235,000        1.300%, 04/01/23                            $   5,980,987
     5,000,000        2.000%, 09/01/21                                6,043,750
    14,800,000        Host Marriott Corp.*
                      3.250%, 04/15/24                               16,483,500
     6,250,000        LandAmerica Financial Group,
                      Inc.^
                      3.125%, 11/15/33                                6,601,562
     6,300,000        Lehman Brothers Holdings, Inc.
                      (Pacificare Health Systems,
                      Humana)
                      0.250%, 12/06/11                                8,528,625
    12,000,000        Merrill Lynch & Company, Inc.^
                      0.000%, 03/13/32                               12,030,000
     6,300,000        Morgan Stanley (Anadarko,
                      Diamond)
                      0.250%, 12/30/11                                7,752,938
    28,600,000        Morgan Stanley (Bristol Myers,
                      Biogen, Merck)
                      0.250%, 04/01/09                               25,042,875
    13,300,000        Select Insurance Group
                      1.615%, 09/24/32                                8,711,500
                                                                  -------------
                                                                    136,565,462
                                                                  -------------
                      HEALTH CARE (14.8%)
    12,500,000        Cephalon, Inc.^
                      0.000%, 06/15/33                               10,556,250
    11,000,000        Community Health Systems, Inc.
                      4.250%, 10/15/08                               12,732,500
     6,200,000        Conmed Corp.*
                      2.500%, 11/15/24                                6,316,250
    12,000,000        Genzyme Corp.^
                      1.250%, 12/01/23                               12,510,000
    18,300,000        Invitrogen Corp.
                      2.000%, 08/01/23                               24,110,250
    17,000,000        IVAX Corp.^
                      1.500%, 03/01/24                               17,425,000
    16,500,000        Laboratory Corporation of
                      America Holdings^
                      0.000%, 09/11/21                               12,375,000
    23,000,000        Medtronic, Inc.
                      1.250%, 09/15/21                               22,913,750
     8,000,000        ResMed Ltd.
                      4.000%, 06/20/06                                9,170,000
                      Teva Pharmaceutical Industries, Ltd.^
     6,500,000        0.250%, 02/01/24                                6,475,625
     5,500,000        0.500%, 02/01/24                                5,417,500
     6,000,000        Watson Pharmaceuticals, Inc.^
                      1.750%, 03/15/23                                5,595,000
    12,000,000        Wyeth^++
                      2.390%, 01/15/24                               12,350,280
                                                                  -------------
                                                                    157,947,405
                                                                  -------------
                      INDUSTRIALS (6.2%)
     5,800,000        Alliant Techsystems, Inc.*
                      3.000%, 08/15/24                                6,358,250
    24,000,000        Fluor Corp.^
                      1.500%, 02/15/24                               27,840,000
    10,000,000        Lockheed Martin Corp.^++
                      3.018%, 08/15/33                               10,694,100

                See accompanying notes to Schedule of Investments

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

$    8,000,000   EUR  Siemens Finance, BV
                      1.375%, 06/04/10                            $  11,029,474
     7,500,000        Tyco International, Ltd.*^
                      3.125%, 01/15/23                               10,406,250
                                                                  -------------
                                                                     66,328,074
                                                                  -------------
                      INFORMATION TECHNOLOGY (12.7%)
    13,500,000        Andrew Corp.*
                      3.250%, 08/15/13                               15,288,750
    11,000,000        Cadence Design Systems, Inc.^
                      0.000%, 08/15/23                               10,945,000
    13,300,000        CSG Systems International, Inc.*
                      2.500%, 06/15/24                               12,319,125
    14,000,000        DST Systems, Inc.^
                      4.125%, 08/15/23                               16,012,500
    10,000,000        Fair Isaac Corp.^
                      1.500%, 08/15/23                               10,175,000
     8,250,000        Flextronics International, Ltd.^
                      1.000%, 08/01/10                                8,610,938
     6,400,000        Harris Corp.
                      3.500%, 08/15/22                                9,336,000
    10,000,000        Juniper Networks, Inc.*
                      0.000%, 06/15/08                               13,337,500
     5,500,000        Mercury Interactive Corp.^
                      0.000%, 05/01/08                                5,135,625
    11,500,000        Open Solutions, Inc.*
                      1.467%, 02/02/35                                5,836,250
    11,000,000        Photronics, Inc.^
                      2.250%, 04/15/08                               17,132,500
    12,000,000        Sybase, Inc.*
                      1.750%, 02/22/25                               11,505,000
                                                                  -------------
                                                                    135,634,188
                                                                  -------------
                      MATERIALS (4.7%)
    18,000,000        Anglo American, PLC
                      3.375%, 04/17/07                               19,958,248
    11,000,000        Givaudan, SA
                      1.000%, 06/07/06                               20,184,717
    19,000,000        RPM International, Inc.^
                      1.389%, 05/13/33                               10,283,750
                                                                  -------------
                                                                     50,426,715
                                                                  -------------
                      UTILITIES (0.6%)
                      CenterPoint Energy, Inc.
     3,000,000        2.875%, 01/15/24                                3,296,250
     2,000,000        3.750%, 05/15/23*                               2,407,500
                                                                  -------------
                                                                      5,703,750
                                                                  -------------
                      TOTAL CONVERTIBLE BONDS
                      (Cost $713,962,624)                           763,159,704
                                                                  -------------

   NUMBER OF
    SHARES                                                                VALUE
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS (18.2%)

                      CONSUMER DISCRETIONARY (3.0%)
       782,000        Ford Motor Company Capital
                      Trust II
                      6.500%                                         31,538,060
                                                                  -------------
   NUMBER OF
    SHARES                                                                VALUE
--------------------------------------------------------------------------------

                      CONSUMER STAPLES (0.6%)
       140,000        Constellation Brands, Inc.
                      5.750%                                      $   6,258,000
                                                                  -------------
                      ENERGY (2.3%)
       270,000        Amerada Hess Corp.
                      7.000%                                         24,740,100
                                                                  -------------
                      FINANCIALS (9.2%)
       520,000        Chubb Corp.
                      7.000%                                         16,499,600
     6,100,000        Fortis, NV (Assurant)*
                      7.750%                                          6,679,128
       485,000        Genworth Financial, Inc.
                      6.000%                                         16,659,750
       325,000        Lazard, Ltd.
                      6.625%                                          7,923,500
       430,000        Lehman Brothers Holdings, Inc.
                      6.250%                                         10,900,500
       215,000        Metlife, Inc.
                      6.375%                                          5,637,300
       279,000        Morgan Stanley (Nuveen
                      Investments)
                      5.875%                                         10,277,244
       440,930        Washington Mutual, Inc.
                      5.375%                                         23,369,290
                                                                  -------------
                                                                     97,946,312
                                                                  -------------
                      HEALTH CARE (1.0%)
       200,000        Baxter International, Inc.
                      7.000%                                         11,058,000
                                                                  -------------
                      INFORMATION TECHNOLOGY (0.5%)
     5,800,000        Lucent Technologies, Inc.
                      7.750%                                          5,644,850
                                                                  -------------
                      MATERIALS (0.8%)
        44,000        Phelps Dodge Corp.
                      6.750%                                         8,635,000
                                                                  -------------
                      UTILITIES (0.8%)
       247,180        CenterPoint Energy, Inc.++
                      2.000%                                          8,323,292
                                                                  -------------
                      TOTAL CONVERTIBLE
                      PREFERRED STOCKS
                      (Cost $171,597,456)                           194,143,614
                                                                  -------------

COMMON STOCKS (8.2%)

                      CONSUMER DISCRETIONARY (1.2%)
        33,000        Omnicom Group, Inc.^                            2,635,380
       400,000        Walt Disney Company                            10,072,000
                                                                  -------------
                                                                     12,707,380
                                                                  -------------
                      FINANCIALS (1.1%)
       176,400        Prudential Financial, Inc.                     11,582,424
                                                                  -------------
                      HEALTH CARE (2.6%)
       255,000        HCA, Inc.^                                     14,450,850
       198,360        WellPoint, Inc.#^                              13,813,791
                                                                  -------------
                                                                     28,264,641
                                                                  -------------
                      INDUSTRIALS (3.3%)
       350,000        Boeing Company^                                23,100,000

                See accompanying notes to Schedule of Investments

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

   NUMBER OF
    SHARES                                                                VALUE
--------------------------------------------------------------------------------

       255,000        Burlington Northern Santa Fe
                      Corp.                                     $    12,005,400
                                                                ---------------
                                                                     35,105,400
                                                                ---------------
                      TOTAL COMMON STOCKS
                      (Cost $58,738,209)                             87,659,845
                                                                ---------------

  PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT (0.9%)
   $ 9,082,000        Citigroup, Inc.
                      3.320%, 07/01/05
                      (Cost $9,082,000)                               9,082,000
                                                                ---------------
   NUMBER OF
    SHARES                                                                VALUE
--------------------------------------------------------------------------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (16.6%)
   177,356,219        Bank of New York Institutional
                      Cash Reserve Fund
                      current rate 3.319%
                      (Cost $177,356,219)                           177,356,219
                                                                ---------------
TOTAL INVESTMENTS (115.5%)
(Cost $1,130,736,508)                                             1,231,401,382
                                                                ---------------
PAYABLE UPON RETURN OF SECURITIES LOAN (-16.6%)                    (177,356,219)
                                                                ---------------
OTHER ASSETS, LESS LIABILITIES
(1.1%)                                                               11,682,137
                                                                ---------------
NET ASSETS (100.0%)                                             $ 1,065,727,300
                                                                ---------------

NOTES TO SCHEDULE OF INVESTMENTS

NOTE: MARKET VALUE FOR SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE SHOWN IN U.S. DOLLARS.

* 144A SECURITIES ARE THOSE THAT ARE EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES ARE GENERALLY ISSUED TO QUALIFIED INSTITUTIONAL BUYERS ( "QIBS "), SUCH AS THE FUND. ANY RESALE OF THESE SECURITIES MUST GENERALLY BE EFFECTED THROUGH A SALE THAT IS EXEMPT FROM REGISTRATION (E.G. A SALE TO ANOTHER QIB), OR THE SECURITY MUST BE REGISTERED FOR PUBLIC SALE. AT JUNE 30, 2005, THE MARKET VALUE OF 144A SECURITIES THAT COULD NOT BE EXCHANGED TO THE REGISTERED FORM WAS $80,102,453 OR 7.5% OF NET ASSETS.

#     NON-INCOME PRODUCING SECURITY.

^     SECURITY, OR PORTION OF SECURITY, IS ON LOAN.

++ VARIABLE RATE SECURITY. THE INTEREST RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2005.

FOREIGN CURRENCY ABBREVIATIONS

EUR        European Monetary Unit

                See accompanying notes to Schedule of Investments

                               MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

CONVERTIBLE BONDS (56.0%)
                       CONSUMER DISCRETIONARY (13.2%)
$     2,300,000        Charming Shoppes, Inc.<>
                       4.750%, 06/01/12                           $   2,578,875
      9,640,000        Dick's Sporting Goods, Inc.*<>
                       1.606%, 02/18/24                               7,483,050
      4,950,000        Dress Barn, Inc.*<>
                       2.500%, 12/15/24                               6,181,313
     11,100,000        Hilton Hotels Corp.<>
                       3.375%, 04/15/23                              13,417,125
     16,000,000        Lamar Advertising Company<>
                       2.875%, 12/31/10                              16,480,000
      2,800,000        Lithia Motors, Inc.*<>
                       2.875%, 05/01/14                               2,698,500
      1,500,000        Navigant International, Inc.*
                       4.875%, 11/01/23                               1,590,000
                                                                  -------------
                                                                     50,428,863
                                                                  -------------
                       ENERGY (3.6%)
      4,500,000        Grey Wolf, Inc.<>
                       3.750%, 05/07/23                               5,720,625
      5,400,000        Hanover Compressor Company<>
                       4.750%, 01/15/14                               5,589,000
      2,500,000        Willbros Group, Inc.*
                       2.750%, 03/15/24                               2,259,375
                                                                  -------------
                                                                     13,569,000
                                                                  -------------
                       FINANCIALS (5.0%)
     12,500,000        American Equity Investment Life
                       Holding Company*<>
                       5.250%, 12/06/24                              13,937,500
      4,000,000        CompuCredit Corp.*
                       3.625%, 05/30/25                               4,005,000
      1,500,000        Ocwen Financial Corp.*
                       3.250%, 08/01/24                               1,228,125
                                                                  -------------
                                                                     19,170,625
                                                                  -------------
                       HEALTH CARE (14.6%)
      6,500,000        Abgenix, Inc.*
                       1.750%, 12/15/11                               5,817,500
      4,100,000        Conmed Corp.<>
                       2.500%, 11/15/24                               4,176,875
      5,600,000        Connetics Corp.*
                       2.000%, 03/30/15                               4,662,000
      6,700,000        Edwards Lifesciences Corp.<>
                       3.875%, 05/15/33                               6,783,750
      2,500,000        Encysive Pharmaceuticals, Inc.*
                       2.500%, 03/15/12                               2,465,625
     14,000,000        Henry Schein, Inc.*
                       3.000%, 08/15/34                              15,715,000
      7,000,000        Human Genome Sciences, Inc.*
                       2.250%, 10/15/11                               6,685,000
      4,200,000        LabOne, Inc.*
                       3.500%, 06/15/34                               4,987,500
      4,550,000        Watson Pharmaceuticals, Inc.<>
                       1.750%, 03/15/23                               4,242,875
                                                                  -------------
                                                                     55,536,125
                                                                  -------------

   PRINCIPAL
     AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

                         INDUSTRIALS (9.6%)
                         Alliant Techsystems, Inc.
$   11,900,000        2.750%, 02/15/24*                           $  12,480,125
     6,800,000        2.750%, 02/15/24<>                              7,131,500
                      Expressjet Holdings, Inc.
     9,500,000        4.250%, 08/01/23<>                              7,611,875
     2,250,000        4.250%, 08/01/23*                               1,802,812
     1,950,000        GATX Corp.<>
                      7.500%, 02/01/07                                2,274,188
                      Mercury Computer Systems, Inc.
     3,000,000        2.000%, 05/01/24*                               3,213,750
     2,100,000        2.000%, 05/01/24<>                              2,249,625
                                                                  -------------
                                                                     36,763,875
                                                                  -------------
                      INFORMATION TECHNOLOGY (6.7%)
     3,000,000        Bell Microproducts, Inc.<>
                      3.750%, 03/05/24                                3,172,500
     2,000,000        Credence Systems Corp.
                      1.500%, 05/15/08                                1,982,500
     3,900,000        Equinix, Inc.*
                      2.500%, 02/15/24                                4,787,250
     5,550,000        Gateway, Inc.*<>
                      1.500%, 12/31/09                                4,204,125
     1,500,000        Radisys Corp.*
                      1.375%, 11/15/23                                1,368,750
     5,000,000        Serena Software, Inc.<>
                      1.500%, 12/15/23                                5,081,250
     4,500,000        Symmetricom, Inc.*
                      3.250%, 06/15/25                                4,848,750
                                                                  -------------
                                                                     25,445,125
                                                                  -------------
                      MATERIALS (0.7%)
     3,000,000        Ryerson Tull, Inc.*
                      3.500%, 11/01/24                                2,775,000
                                                                  -------------
                      TELECOMMUNICATION SERVICES (2.6%)
                      Commonwealth Telephone Enterprises, Inc.
     6,700,000        3.250%, 07/15/23*                               7,269,500
     2,385,000        3.250%, 07/15/23<>                              2,587,725
                                                                  -------------
                                                                      9,857,225
                                                                  -------------

 TOTAL CONVERTIBLE BONDS
 (Cost $215,342,276)                                                213,545,838
                                                                  -------------

SYNTHETIC CONVERTIBLE SECURITIES (35.4%)

                    CORPORATE BONDS (28.3%)
                      CONSUMER DISCRETIONARY (10.5%)
     5,000,000        Beazer Homes USA, Inc.
                      6.500%, 11/15/13                                4,962,500
     2,500,000        Goodyear Tire & Rubber Company
                      7.857%, 08/15/11                                2,443,750
     7,000,000        Houghton Mifflin Company<>
                      9.875%, 02/01/13                                7,507,500
     7,000,000        Intrawest Corp.
                      7.500%, 10/15/13                                7,218,750
     4,875,000        Reader's Digest Association, Inc.
                      6.500%, 03/01/11                                4,972,500

                See accompanying notes to Schedule of Investments

                               MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

$    7,000,000        Vail Resorts, Inc.
                      6.750%, 02/15/14                            $   7,140,000
     5,700,000        WCI Communities, Inc.
                      7.875%, 10/01/13                                5,728,500
                                                                  -------------
                                                                     39,973,500
                                                                  -------------
                      CONSUMER STAPLES (3.8%)
     7,000,000        Chattem, Inc.
                      7.000%, 03/01/14                                7,262,500
     6,800,000        Rayovac Corp.
                      8.500%, 10/01/13                                7,140,000
                                                                  -------------
                                                                     14,402,500
                                                                  -------------
                      ENERGY (3.2%)
     7,319,000        Chesapeake Energy Corp.
                      6.875%, 01/15/16                                7,666,652
     4,385,000        Comstock Resources, Inc.
                      6.875%, 03/01/12                                4,450,775
                                                                  -------------
                                                                     12,117,427
                                                                  -------------
                      HEALTH CARE (9.2%)
     4,810,000        Alpharma, Inc.*
                      8.625%, 05/01/11                                4,725,825
     6,230,000        Bio-Rad Laboratories, Inc.<>
                      6.125%, 12/15/14                                6,323,450
     7,500,000        HCA, Inc.
                      6.250%, 02/15/13                                7,684,598
     9,600,000        Omnicare, Inc.
                      6.125%, 06/01/13                                9,504,000
     7,000,000        Valeant Pharmaceuticals
                      International
                      7.000%, 12/15/11                                6,895,000
                                                                  -------------
                                                                     35,132,873
                                                                  -------------
                      MATERIALS (1.6%)
     6,000,000        Arch Western Finance, LLC<>
                      6.750%, 07/01/13                                6,225,000
                                                                  -------------

                        TOTAL CORPORATE BONDS                       107,851,300
                                                                  -------------

   NUMBER OF
   CONTRACTS                                                              VALUE
--------------------------------------------------------------------------------

                    OPTIONS (7.1%)

                      CONSUMER DISCRETIONARY (1.7%)
         1,500        Amazon.com, Inc.
                      Call, 01/20/07, Strike $45.00                     315,000
         2,200        Barnes & Noble, Inc.
                      Put, 01/20/07, Strike $35.00                      539,000
                      eBay, Inc.
         1,000        Call, 01/20/07, Strike $57.50                      92,500
           550        Call, 01/20/07, Strike $42.50                     178,200
           500        Call, 01/20/07, Strike $40.00                     205,000
         1,200        Harley-Davidson, Inc.
                      Call, 01/20/07, Strike $60.00                     327,000
         2,100        Home Depot, Inc.
                      Call, 01/20/07, Strike $40.00                     966,000
           500        Lear Corp.
                      Call, 01/21/06, Strike $55.00                      10,000
         1,300        Royal Caribbean Cruises, Ltd.
                      Call, 01/20/07, Strike $50.00                     832,000

   NUMBER OF
   CONTRACTS                                                              VALUE
--------------------------------------------------------------------------------

         1,500        Target Corp.
                      Call, 01/20/07, Strike $50.00               $   1,515,000
                      Walt Disney Company
         2,800        Call, 01/20/07, Strike $30.00                     386,400
           900        Call, 01/20/07, Strike $25.00                     306,000
         1,800        YUM! Brands, Inc.
                      Call, 01/20/07, Strike $55.00                     936,000
                                                                  -------------
                                                                      6,608,100
                                                                  -------------
                      ENERGY (0.2%)
         1,100        BJ Services Company
                      Call, 01/20/07, Strike $55.00                     891,000
                                                                  -------------
                      FINANCIALS (0.1%)
           930        MetLife, Inc.
                      Call, 01/20/07, Strike $45.00                     530,100
                                                                  -------------
                      HEALTH CARE (1.6%)
         1,000        Boston Scientific Corp.
                      Call, 01/21/06, Strike $40.00                      15,000
                      Celera Genomics Group
         1,100        Call, 01/21/06, Strike $15.00                      16,500
         1,000        Call, 01/20/07, Strike $12.50                     152,500
           800        Genentech, Inc.
                      Call, 01/20/07, Strike $75.00                   1,432,000
         1,200        HCA, Inc.
                      Call, 01/20/07, Strike $55.00                   1,056,000
           350        Invitrogen Corp.
                      Call, 01/20/07, Strike $85.00                     392,000
         1,500        Johnson & Johnson
                      Call, 01/20/07, Strike $65.00                     915,000
         1,000        Sepracor, Inc.
                      Call, 01/21/06, Strike $55.00                     980,000
         2,000        Tenet Healthcare Corp.
                      Call, 01/20/07, Strike $12.50                     485,000
         2,000        WebMD Corp.
                      Call, 01/19/08, Strike $10.00                     550,000
                                                                  -------------
                                                                      5,994,000
                                                                  -------------
                      INFORMATION TECHNOLOGY (3.5%)
                      Agilent Technologies, Inc.
         1,000        Call, 01/20/07, Strike $25.00                     290,000
           800        Call, 01/21/06, Strike $25.00                     104,000
         1,200        Apple Computer, Inc.
                      Call, 01/20/07, Strike $35.00                   1,056,000
           600        BMC Software, Inc.
                      Call, 01/20/07, Strike $15.00                     297,000
                      Broadcom Corp.
         1,000        Call, 01/20/07, Strike $30.00                   1,080,000
           900        Call, 01/21/06, Strike $45.00                      92,250
         1,500        CheckFree Corp.
                      Call, 01/20/07, Strike $40.00                     600,000
           500        Cirrus Logic, Inc.
                      Call, 01/20/07, Strike $5.00                       70,000
         2,500        DoubleClick, Inc.
                      Call, 01/20/07, Strike $7.50                      268,750
         2,000        EMC Corp.
                      Call, 01/21/06, Strike $12.50                     400,000
           660        FLIR Systems, Inc.
                      Call, 01/20/07, Strike $30.00                     372,900

                See accompanying notes to Schedule of Investments

                               MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

   NUMBER OF
   CONTRACTS                                                              VALUE
--------------------------------------------------------------------------------

                      Juniper Networks, Inc.
         1,000        Call, 01/21/06, Strike $25.00               $     285,000
           900        Call, 01/21/06, Strike $22.50                     396,000
         5,000        LSI Logic Corp.
                      Call, 01/20/07, Strike $7.50                    1,200,000
         3,500        Lucent Technologies, Inc.
                      Call, 01/21/06, Strike $5.00                       17,500
         2,000        Motorola, Inc.
                      Call, 01/20/07, Strike $17.50                   1,000,000
         1,500        Network Appliance, Inc.
                      Call, 01/20/07, Strike $30.00                     720,000
         1,500        NVIDIA Corp.
                      Call, 01/20/07, Strike $25.00                   1,035,000
                      Oracle Corp.
         2,500        Call, 01/20/07, Strike $15.00                     287,500
         2,000        Call, 01/20/07, Strike $12.50                     480,000
         1,100        QLogic Corp.
                      Call, 01/20/07, Strike $40.00                     310,750
         1,600        QUALCOMM, Inc.
                      Call, 01/20/07, Strike $40.00                     480,000
           500        RF Micro Devices, Inc.
                      Call, 01/21/06, Strike $12.50                       1,250
         1,500        Storage Technology Corp.
                      Call, 01/20/07, Strike $30.00                     997,500
         1,300        Sybase, Inc.
                      Call, 01/20/07, Strike $20.00                     308,750
           900        Symantec Corp.
                      Call, 01/20/07, Strike $25.00                     261,000
                      Yahoo!, Inc.
           800        Call, 01/20/07, Strike $35.00                     480,000
           700        Call, 01/20/07, Strike $40.00                     273,000
                                                                  -------------
                                                                     13,164,150
                                                                  -------------

                        TOTAL OPTIONS                                27,187,350
                                                                  -------------
   TOTAL SYNTHETIC CONVERTIBLE SECURITIES
   (Cost $151,656,257)                                              135,038,650
                                                                  -------------

  NUMBER OF
    SHARES                                                                VALUE
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS (5.6%)

                      CONSUMER DISCRETIONARY (3.1%)
       290,000        Ford Motor Company Capital
                      Trust II<>
                      6.500%                                         11,695,700
                                                                  -------------
                      INDUSTRIALS (2.5%)
        77,700        Northrop Grumman Corp.<>
                      7.000%                                          9,712,500
                                                                  -------------
   TOTAL CONVERTIBLE PREFERRED STOCKS
   (Cost $22,240,439)                                                21,408,200
                                                                  -------------

COMMON STOCKS (0.5%)

                      CONSUMER DISCRETIONARY (0.5%)
        44,000        Barnes & Noble, Inc.#
                      (Cost $1,531,640)                               1,707,200
                                                                  -------------

  PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT (0.1%)

     $ 438,000        Citigroup, Inc.
                      3.320%, 07/01/05
                      (Cost $438,000)                             $     438,000
                                                                  -------------
TOTAL INVESTMENTS (97.6%)
(Cost $391,208,612)                                                 372,137,888
                                                                  -------------

  NUMBER OF
    SHARES                                                                VALUE
--------------------------------------------------------------------------------

COMMON STOCKS SOLD SHORT (-40.7%)
                      CONSUMER DISCRETIONARY (-12.4%)
       (35,000)       Amazon.com, Inc.                               (1,157,800)
      (152,000)       Charming Shoppes, Inc.                         (1,418,160)
       (85,700)       Dick's Sporting Goods, Inc.                    (3,307,163)
      (118,500)       Dress Barn, Inc.                               (2,681,655)
       (40,350)       eBay, Inc.                                     (1,331,954)
      (450,500)       Ford Motor Company                             (4,613,120)
       (29,000)       Harley-Davidson, Inc.                          (1,438,400)
      (195,972)       Hilton Hotels Corp.                            (4,673,932)
       (71,000)       Home Depot, Inc.                               (2,761,900)
      (217,500)       Lamar Advertising Company                      (9,302,475)
       (37,150)       Lithia Motors, Inc.                            (1,071,778)
       (59,300)       Navigant International, Inc.                     (871,117)
       (38,000)       Royal Caribbean Cruises, Ltd.                  (1,837,680)
       (75,000)       Target Corp.                                   (4,080,750)
      (117,000)       Walt Disney Company                            (2,946,060)
       (70,000)       YUM! Brands, Inc.                              (3,645,600)
                                                                  -------------
                                                                    (47,139,544)
                                                                  -------------
                      ENERGY (-2.4%)
       (38,000)       BJ Services Company                            (1,994,240)
      (489,000)       Grey Wolf, Inc.                                (3,623,490)
      (216,200)       Hanover Compressor Company                     (2,488,462)
       (89,500)       Willbros Group, Inc.                           (1,281,640)
                                                                  -------------
                                                                     (9,387,832)
                                                                  -------------
                      FINANCIALS (-2.1%)
      (427,200)       American Equity Investment Life
                      Holding Company                                (5,075,136)
       (48,000)       CompuCredit Corp.                              (1,645,440)
       (23,500)       Metlife, Inc.                                  (1,056,090)
       (65,300)       Ocwen Financial Corp.                            (441,428)
                                                                  -------------
                                                                     (8,218,094)
                                                                  -------------
                      HEALTH CARE (-9.0%)
      (200,000)       Abgenix, Inc.                                  (1,716,000)
       (42,000)       Applera Corp.                                    (460,740)
       (66,000)       Conmed Corp.                                   (2,030,820)
       (55,100)       Connetics Corp.                                  (971,964)
       (40,200)       Edwards Lifesciences Corp.                     (1,729,404)
      (110,000)       Encysive Pharmaceuticals, Inc.                 (1,189,100)
       (32,000)       Genentech, Inc.                                (2,568,960)
       (40,000)       HCA, Inc.                                      (2,266,800)
      (136,000)       Henry Schein, Inc.                             (5,646,720)
      (180,000)       Human Genome Sciences, Inc.                    (2,084,400)

                See accompanying notes to Schedule of Investments

                               MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

  NUMBER OF
    SHARES                                                                VALUE
--------------------------------------------------------------------------------

       (10,500)       Invitrogen Corp.                            $    (874,545)
       (66,000)       Johnson & Johnson                              (4,290,000)
       (65,000)       LabOne, Inc.                                   (2,587,650)
       (45,000)       Sepracor, Inc.                                 (2,700,450)
       (70,000)       Tenet Healthcare Corp.                           (856,800)
       (50,000)       Watson Pharmaceuticals, Inc.                   (1,478,000)
       (70,000)       WebMD Corp.                                      (718,900)
                                                                  -------------
                                                                    (34,171,253)
                                                                  -------------
                      INDUSTRIALS (-4.5%)
      (102,900)       Alliant Techsystems, Inc.                      (7,264,740)
      (290,000)       Expressjet Holdings, Inc.                      (2,467,900)
       (22,700)       GATX Corp.                                       (783,150)
      (108,100)       Mercury Computer Systems, Inc.                 (2,958,697)
       (66,355)       Northrop Grumman Corp.                         (3,666,114)
                                                                  -------------
                                                                    (17,140,601)
                                                                  -------------
                      INFORMATION TECHNOLOGY (-9.4%)
       (44,000)       Agilent Technologies, Inc.                     (1,012,879)
       (36,000)       Apple Computer, Inc.                           (1,325,160)
      (137,000)       Bell Microproducts, Inc.                       (1,287,800)
       (12,000)       BMC Software, Inc.                               (215,400)
       (42,000)       Broadcom Corp.                                 (1,491,420)
       (29,800)       CheckFree Corp.                                (1,014,988)
       (20,000)       Cirrus Logic, Inc.                               (106,200)
       (92,000)       Credence Systems Corp.                           (832,600)
       (47,000)       EMC Corp.                                        (644,370)
       (64,500)       Equinix, Inc.                                  (2,795,430)
       (13,200)       FLIR Systems, Inc.                               (393,888)
        (6,072)       Freescale Semiconductor, Inc.                    (128,605)
      (160,800)       Gateway, Inc.                                    (530,640)
       (64,600)       Juniper Networks, Inc.                         (1,626,628)
      (150,000)       LSI Logic Corp.                                (1,273,500)
       (55,000)       Motorola, Inc.                                 (1,004,300)
       (55,000)       Network Appliance, Inc.                        (1,554,850)
       (56,500)       NVIDIA Corp.                                   (1,509,680)
      (150,000)       Oracle Corp.                                   (1,980,000)
       (51,700)       QLogic Corp.                                   (1,595,979)
       (55,000)       QUALCOMM, Inc.                                 (1,815,550)
       (35,750)       Radisys Corp.                                    (577,363)
      (158,000)       Serena Software, Inc.                          (3,049,400)
       (75,000)       Storage Technology Corp.                       (2,721,750)
       (50,000)       Sybase, Inc.                                     (917,500)
       (31,600)       Symantec Corp.                                   (686,984)
      (200,000)       Symmetricom, Inc.                              (2,074,000)
       (47,500)       Yahoo!, Inc.                                   (1,645,875)
                                                                  -------------
                                                                    (35,812,739)
                                                                  -------------
                      MATERIALS (-0.2%)
       (56,000)       Ryerson Tull, Inc.                               (799,120)
                                                                  -------------
                      TELECOMMUNICATION SERVICES (-0.7%)
       (65,175)       Commonwealth Telephone
                      Enterprises, Inc.                              (2,731,484)
                                                                  -------------
 TOTAL COMMON STOCKS SOLD SHORT
 (Cost $144,875,901)                                               (155,400,667)
                                                                  -------------

OTHER ASSETS, LESS LIABILITIES
(43.1%)                                                             164,398,312
                                                                  -------------
NET ASSETS (100.0%)                                               $ 381,135,533
                                                                  -------------

NOTES TO SCHEDULE OF INVESTMENTS

* 144A SECURITIES ARE THOSE THAT ARE EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES ARE GENERALLY ISSUED TO QUALIFIED INSTITUTIONAL BUYERS ( "QIBS "), SUCH AS THE FUND. ANY RESALE OF THESE SECURITIES MUST GENERALLY BE EFFECTED THROUGH A SALE THAT IS EXEMPT FROM REGISTRATION (E.G. A SALE TO ANOTHER QIB), OR THE SECURITY MUST BE REGISTERED FOR PUBLIC SALE. AT JUNE 30, 2005, THE MARKET VALUE OF 144A SECURITIES THAT COULD NOT BE EXCHANGED TO THE REGISTERED FORM WAS $19,831,575 OR 5.2% OF NET ASSETS.

#     NON-INCOME PRODUCING SECURITY.

<>    SECURITY, OR PORTION OF SECURITY, IS HELD IN A SEGREGATED ACCOUNT AS
      COLLATERAL FOR SECURITIES SOLD SHORT AGGREGATING A TOTAL MARKET VALUE OF $160,946,739.


                See accompanying notes to Schedule of Investments

                  NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

--------------------------------------------------------------------------------

NOTE 1

PORTFOLIO VALUATION. In computing the net asset value of the Funds, portfolio securities that are traded on a securities exchange in the United States, except an option security, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price ("NOCP"), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Funds' may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Funds' pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds' net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Except for securities of foreign issuers fair valued by a pricing service, values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by any major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

                  NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

--------------------------------------------------------------------------------

OPTION TRANSACTIONS. For hedging and investment purposes, the Funds may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that each Fund pays a premium whether or not the option is exercised. Additionally, each of the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2

INVESTMENTS. The following information is presented on an income tax basis as of June 30, 2005. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at June 30, 2005 was as follows:

                                                                     INTERNATIONAL     GLOBAL
                        GROWTH            BLUE CHIP       VALUE          GROWTH      GROWTH AND
                          FUND               FUND          FUND           FUND       INCOME FUND
-------------------------------------------------------------------------------------------------
Cost basis of
 investments         $16,645,381,589    $118,410,132   $119,055,061   $77,681,317   $332,086,078
                     ----------------------------------------------------------------------------

Gross unrealized
 appreciation        $ 2,089,437,279    $ 12,174,751   $ 13,563,768   $ 3,630,469   $ 34,425,010
Gross unrealized
 depreciation           (504,508,247)     (3,431,733)    (1,651,106)   (2,480,229)    (7,931,635)
                     ----------------------------------------------------------------------------
Net unrealized
 appreciation
 (depreciation)        1,584,929,032       8,743,018     11,912,662     1,150,240     26,493,375
                     ============================================================================

                                          HIGH                                MARKET
                      GROWTH AND         YIELD            CONVERTIBLE         NEUTRAL
                      INCOME FUND         FUND                FUND              FUND*
----------------------------------------------------------------------------------------
Cost basis of
 investments         $5,203,280,895   $249,569,301      $1,140,433,726      $403,128,581
                     -------------------------------------------------------------------

Gross unrealized
 appreciation        $  711,784,098   $  9,610,077      $  109,750,603      $ 17,367,534
Gross unrealized
 depreciation          (102,838,151)    (3,908,988)        (18,782,947)      (48,358,227)
                     -------------------------------------------------------------------
Net unrealized
 appreciation
 (depreciation)         608,945,947      5,701,089          90,967,656       (30,990,693)
                     ===================================================================

*     COST BASIS OF INVESTMENTS FOR MARKET NEUTRAL DOES NOT INCLUDE SHORT
      POSITIONS.

NOTE 3

FORWARD FOREIGN CURRENCY CONTRACTS. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is

                  NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

--------------------------------------------------------------------------------

a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. The counterparty to all forward foreign currency contracts at June 30, 2005, was a multinational bank.

As of June 30, 2005, the GLOBAL GROWTH AND INCOME FUND had the following open forward foreign currency contracts:

                                      SETTLEMENT               LOCAL                CURRENT              UNREALIZED
                                         DATE                 CURRENCY               VALUE               GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
LONG CONTRACTS
Danish Krone                         July 28, 2005            21,590,000            $3,517,203            $   219,041

                                      SETTLEMENT               LOCAL                CURRENT              UNREALIZED
                                         DATE                 CURRENCY               VALUE               GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
SHORT CONTRACTS
Australian Dollar                    July 28, 2005             8,050,000           $ 6,115,429            $   117,445
Brazilian Real                       July 28, 2005             1,917,000               811,315               (76,832)
British Pound Sterling               July 28, 2005            12,415,000            22,226,486                978,600
Canadian Dollar                      July 28, 2005             1,870,000             1,527,782               (24,579)
Danish Krone                         July 28, 2005            21,590,000             3,517,203                (4,178)
Euro                                 July 28, 2005            43,215,000            52,370,263              3,263,865
Hong Kong Dollar                     July 28, 2005            41,850,000             5,386,516                (5,442)
Hungarian Forint                     July 28, 2005           574,300,000             2,809,638                 89,110
Indian Rupee                         July 28, 2005           160,670,000             3,690,358               (19,823)
Japanese Yen                         July 28, 2005         4,160,000,000            37,615,108              2,187,029
Singapore Dollar                     July 28, 2005             2,825,000             1,677,977                 46,110
Swedish Krona                        July 28, 2005            22,175,000             2,843,410                192,878
Swiss Franc                          July 28, 2005            27,545,000            21,539,432              1,094,666
Taiwanese Dollar                     July 28, 2005           351,475,000            11,112,103                231,584
                                                                                                          -----------
                                                                                                          $ 8,070,433

As of June 30, 2005, the CONVERTIBLE FUND had the following open forward foreign currency contracts:

                                      SETTLEMENT               LOCAL                CURRENT              UNREALIZED
                                         DATE                 CURRENCY               VALUE               GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------

SHORT CONTRACTS
British Pound Sterling               July 28, 2005             9,470,000           $16,954,074            $  805,543
Euro                                 July 28, 2005             7,900,000             9,573,645               596,657
Swiss Franc                          July 28, 2005            23,535,000            18,403,722             1,318,897
                                                                                                          ----------
                                                                                                          $2,721,097

NOTE 4

SECURITIES LENDING. During the period ended June 30, 2005, the Funds loaned certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Funds do not have the right to vote the securities during the existence of the loan

                  NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

--------------------------------------------------------------------------------

but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At June 30, 2005, the Growth Fund, Blue Chip Fund, Value Fund, Global Growth and Income Fund, Growth and Income Fund, High Yield Fund, and Convertible Fund had securities valued at $2,755,714,316, $16,891,223, $20,111,194, $36,684,035, $742,520,809, $44,578,929, and, $173,052,794,
respectively, on loan to broker-dealers and banks and Growth Fund , Blue Chip Fund, Value Fund, Global Growth and Income Fund, Growth and Income Fund, High Yield Fund and Convertible Fund had received $2,845,806,045, $17,371,256, $20,765,294, $37,687,675, $761,819,457, $45,574,390 and $177,356,219,
respectively, in cash collateral which was invested in a money market fund as included on the schedule of investments.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust


By:  /s/ John P. Calamos, Sr.
   -------------------------------------

Name:  John P. Calamos, Sr.
Title: Principal Executive Officer
Date:  August 26, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust


By: /s/ John P. Calamos, Sr.
   -------------------------------------

Name:  John P. Calamos, Sr.
Title: Principal Executive Officer
Date:  August 26, 2005


By:  /s/ Patrick H. Dudasik
   -------------------------------------

Name:  Patrick H. Dudasik
Title: Principal Financial Officer
Date:  August 26, 2005

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a) Certification of Principal Executive Officer.

      (b) Certification of Principal Financial Officer.